Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
...................... 36,802 $ 2,296,445
AeroVironment, Inc.
(a)
................ 28,576 3,601,719
AerSale Corp.
(a)
.................... 33,824 429,396
Air Industries Group
(a)
................ 2 6
Archer Aviation, Inc., Class A
(a)(b)
......... 209,588 1,286,870
Astra Space, Inc.
(a)(b)
................. 10,627 24,230
Astronics Corp.
(a)
................... 35,735 622,504
Axon Enterprise, Inc.
(a)
............... 75,058 19,389,733
Boeing Co. (The)
(a)
.................. 601,888 156,888,126
BWX Technologies, Inc. .............. 95,088 7,296,102
Cadre Holdings, Inc. ................. 25,725 846,095
Curtiss-Wright Corp. ................. 40,897 9,111,443
Ducommun, Inc.
(a)
.................. 14,754 768,093
General Dynamics Corp. .............. 238,795 62,007,898
HEICO Corp. ..................... 44,086 7,885,663
HEICO Corp., Class A ................ 80,809 11,510,434
Hexcel Corp. ...................... 91,713 6,763,834
Howmet Aerospace, Inc. .............. 418,538 22,651,277
Huntington Ingalls Industries, Inc. ........ 42,031 10,912,929
Kaman Corp. ..................... 27,907 668,373
Kratos Defense & Security Solutions, Inc.
(a)
. 136,519 2,769,971
L3Harris Technologies, Inc. ............ 201,100 42,355,682
Leonardo DRS, Inc.
(a)(b)
............... 48,997 981,900
Lockheed Martin Corp. ............... 233,956 106,038,217
Mercury Systems, Inc.
(a)
.............. 60,730 2,220,896
Momentus, Inc.
(a)(b)
.................. 2 3
Moog, Inc., Class A ................. 29,953 4,336,595
National Presto Industries, Inc. .......... 8,530 684,788
Northrop Grumman Corp. ............. 149,799 70,126,904
Parsons Corp.
(a)
.................... 41,313 2,590,738
Rocket Lab USA, Inc.
(a)
............... 314,744 1,740,534
RTX Corp. ....................... 1,521,892 128,051,993
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 121,274 3,854,088
Textron, Inc. ...................... 210,190 16,903,480
TransDigm Group, Inc. ............... 58,529 59,207,936
Triumph Group, Inc.
(a)
................ 97,590 1,618,042
V2X, Inc.
(a)
....................... 13,904 645,702
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 438,566 1,074,487
Woodward, Inc. .................... 63,785 8,683,052
778,846,178
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
..... 58,930 1,037,757
CH Robinson Worldwide, Inc. .......... 123,337 10,655,083
Expeditors International of Washington, Inc. . 153,865 19,571,628
FedEx Corp. ...................... 244,806 61,928,574
Forward Air Corp. .................. 28,901 1,817,006
GXO Logistics, Inc.
(a)
................ 125,963 7,703,897
Hub Group, Inc., Class A
(a)
............. 34,197 3,144,072
United Parcel Service, Inc., Class B ...... 765,476 120,355,792
226,213,809
Automobile Components — 0.2%
Adient plc
(a)
....................... 99,328 3,611,566
American Axle & Manufacturing Holdings, Inc.
(a)
149,590 1,317,888
Aptiv plc
(a)
........................ 300,467 26,957,899
Autoliv, Inc. ....................... 81,204 8,947,869
BorgWarner, Inc. ................... 251,515 9,016,813
Dana, Inc. ........................ 142,386 2,080,259
Dorman Products, Inc.
(a)
.............. 28,627 2,387,778
Fox Factory Holding Corp.
(a)
............ 45,021 3,038,017
Garrett Motion, Inc.
(a)(b)
............... 166,497 1,610,026
Gentex Corp. ..................... 245,655 8,023,092
Gentherm, Inc.
(a)
................... 34,801 1,822,180
Security
Shares
Shares Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The)
(a)
...... 307,014 $ 4,396,441
LCI Industries ..................... 26,210 3,294,859
Lear Corp. ....................... 62,276 8,793,994
Luminar Technologies, Inc., Class A
(a)(b)
.... 306,495 1,032,888
Mobileye Global, Inc., Class A
(a)(b)
........ 80,536 3,488,820
Modine Manufacturing Co.
(a)
........... 56,250 3,358,125
Patrick Industries, Inc. ............... 24,250 2,433,488
Phinia, Inc. ....................... 49,060 1,486,027
QuantumScape Corp., Class A
(a)(b)
....... 405,173 2,815,952
Solid Power, Inc., Class A
(a)(b)
........... 214,390 310,866
Standard Motor Products, Inc. .......... 26,189 1,042,584
Stoneridge, Inc.
(a)
................... 28,029 548,528
Visteon Corp.
(a)
.................... 29,447 3,677,930
XPEL, Inc.
(a)(c)
..................... 24,055 1,295,362
106,789,251
Automobiles — 1.7%
Arcimoto, Inc.
(a)
.................... 45 38
Fisker, Inc., Class A
(a)(b)
............... 227,590 398,283
Ford Motor Co. .................... 4,159,485 50,704,122
General Motors Co. ................. 1,452,147 52,161,120
Harley-Davidson, Inc. ................ 137,317 5,058,758
Lucid Group, Inc.
(a)(b)
................. 968,621 4,077,894
Mullen Automotive, Inc.
(a)(b)
............ 8,967 128,138
Rivian Automotive, Inc., Class A
(a)(b)
....... 724,004 16,985,134
Tesla, Inc.
(a)
....................... 2,927,171 727,343,450
Thor Industries, Inc.
(b)
................ 56,780 6,714,235
Winnebago Industries, Inc. ............ 31,895 2,324,508
865,895,680
Banks — 3.6%
1st Source Corp. ................... 19,438 1,068,118
Amalgamated Financial Corp. .......... 28,348 763,695
Amerant Bancorp, Inc., Class A ......... 30,380 746,437
American National Bankshares, Inc. ...... 19,781 964,324
Ameris Bancorp .................... 67,547 3,583,368
Arrow Financial Corp. ................ 30,341 847,728
Associated Banc-Corp. ............... 172,310 3,685,711
Atlantic Union Bankshares Corp. ........ 76,767 2,805,066
Axos Financial, Inc.
(a)
................ 55,023 3,004,256
Banc of California, Inc. ............... 142,131 1,908,819
BancFirst Corp. .................... 19,285 1,877,009
Bancorp, Inc. (The)
(a)
................ 56,639 2,184,000
Bank First Corp. ................... 9,409 815,384
Bank of America Corp. ............... 7,287,049 245,354,940
Bank of Hawaii Corp. ................ 40,870 2,961,440
Bank of Marin Bancorp ............... 29,283 644,812
Bank OZK ....................... 107,112 5,337,391
BankUnited, Inc. ................... 54,710 1,774,245
Banner Corp. ..................... 19,279 1,032,583
Bar Harbor Bankshares .............. 26,293 771,962
BayCom Corp. .................... 27,306 644,149
Berkshire Hills Bancorp, Inc. ........... 41,358 1,026,919
BOK Financial Corp. ................. 30,728 2,631,853
Bridgewater Bancshares, Inc.
(a)
......... 51,935 702,161
Brookline Bancorp, Inc. ............... 55,340 603,759
Business First Bancshares, Inc. ......... 25,854 637,301
Byline Bancorp, Inc. ................. 46,805 1,102,726
Cadence Bank .................... 126,472 3,742,306
Cambridge Bancorp ................. 11,769 816,769
Camden National Corp. .............. 27,070 1,018,644
Capital City Bank Group, Inc. ........... 16,036 471,939
Capitol Federal Financial, Inc. .......... 137,062 884,050
Capstar Financial Holdings, Inc. ......... 37,776 707,922
Carter Bankshares, Inc.
(a)
............. 44,071 659,743

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Cathay General Bancorp .............. 76,391 $ 3,404,747
CB Financial Services, Inc. ............ 35,000 833,700
Citigroup, Inc. ..................... 2,025,641 104,198,973
Citizens Financial Group, Inc. .......... 497,640 16,491,790
City Holding Co. ................... 11,974 1,320,253
CNB Financial Corp. ................. 34,310 775,063
Coastal Financial Corp.
(a)
............. 16,220 720,330
Colony Bankcorp, Inc. ............... 68,849 915,692
Columbia Banking System, Inc. ......... 232,389 6,200,138
Columbia Financial, Inc.
(a)(b)
............ 34,637 667,801
Comerica, Inc. ..................... 141,631 7,904,426
Commerce Bancshares, Inc. ........... 125,552 6,705,732
Community Bank System, Inc. .......... 43,616 2,272,830
Community Trust Bancorp, Inc. ......... 19,600 859,656
ConnectOne Bancorp, Inc. ............ 54,449 1,247,427
CrossFirst Bankshares, Inc.
(a)(b)
......... 73,434 997,234
Cullen/Frost Bankers, Inc. ............. 69,998 7,594,083
Customers Bancorp, Inc.
(a)
............. 30,840 1,777,001
CVB Financial Corp. ................. 134,503 2,715,616
Dime Community Bancshares, Inc. ....... 43,789 1,179,238
Eagle Bancorp Montana, Inc. ........... 45,419 717,166
Eagle Bancorp, Inc. ................. 21,374 644,212
East West Bancorp, Inc. .............. 149,953 10,789,118
Eastern Bankshares, Inc. ............. 166,265 2,360,963
Enterprise Financial Services Corp. ...... 46,536 2,077,832
Equity Bancshares, Inc., Class A ........ 26,824 909,334
Esquire Financial Holdings, Inc. ......... 17,897 894,134
Evans Bancorp, Inc. ................. 23,805 750,572
Farmers National Banc Corp. ........... 71,582 1,034,360
FB Financial Corp. .................. 37,205 1,482,619
Fifth Third Bancorp ................. 729,239 25,151,453
First Bancorp ..................... 50,241 1,859,419
First BanCorp ..................... 128,425 2,112,591
First Bancshares, Inc. (The) ............ 31,482 923,367
First Busey Corp. ................... 80,074 1,987,437
First Citizens BancShares, Inc., Class A .... 12,568 17,833,615
First Commonwealth Financial Corp. ...... 43,678 674,388
First Community Bankshares, Inc. ....... 18,183 674,589
First Financial Bancorp ............... 65,607 1,558,166
First Financial Bankshares, Inc. ......... 145,879 4,420,134
First Financial Corp. ................. 18,558 798,551
First Foundation, Inc. ................ 73,814 714,519
First Hawaiian, Inc. ................. 135,076 3,087,837
First Horizon Corp. .................. 601,259 8,513,827
First Interstate BancSystem, Inc., Class A .. 92,978 2,859,073
First Merchants Corp. ................ 93,211 3,456,264
First Mid Bancshares, Inc. ............. 25,916 898,249
First of Long Island Corp. (The) ......... 46,513 615,832
First Savings Financial Group, Inc. ....... 32,274 542,203
First Western Financial, Inc.
(a)(b)
......... 26,282 521,172
Flushing Financial Corp. .............. 43,248 712,727
FNB Corp. ....................... 379,812 5,230,011
Franklin Financial Services Corp. ........ 27,302 861,378
Fulton Financial Corp. ................ 170,324 2,803,533
German American Bancorp, Inc. ......... 44,317 1,436,314
Glacier Bancorp, Inc.
(b)
............... 121,427 5,017,364
Great Southern Bancorp, Inc. ........... 9,467 561,866
Hancock Whitney Corp. .............. 91,188 4,430,825
HarborOne Bancorp, Inc. ............. 68,351 818,845
Heartland Financial USA, Inc. .......... 47,374 1,781,736
Heritage Commerce Corp. ............. 79,041 784,087
Heritage Financial Corp. .............. 33,844 723,923
Hilltop Holdings, Inc. ................. 52,745 1,857,151
Hingham Institution for Savings (The)
(b)
.... 2,445 475,308
Home BancShares, Inc. .............. 206,161 5,222,058
Security
Shares
Shares Value
Banks (continued)
Home Federal Bancorp, Inc. of Louisiana ... 506 $ 7,489
HomeTrust Bancshares, Inc. ........... 23,203 624,625
Hope Bancorp, Inc. ................. 84,573 1,021,642
Horizon Bancorp, Inc. ................ 66,776 955,565
Huntington Bancshares, Inc. ........... 1,563,297 19,885,138
Independent Bank Corp. .............. 35,151 2,313,287
Independent Bank Corp. .............. 22,657 589,535
Independent Bank Group, Inc. .......... 37,072 1,886,223
International Bancshares Corp. ......... 55,316 3,004,765
John Marshall Bancorp, Inc. ........... 25,754 581,010
JPMorgan Chase & Co. .............. 3,059,830 520,477,083
Kearny Financial Corp. ............... 84,381 756,898
KeyCorp ......................... 1,014,797 14,613,077
Lake Shore Bancorp, Inc.
(a)
............ 652 7,622
Lakeland Bancorp, Inc. ............... 122,816 1,816,449
Lakeland Financial Corp. .............. 24,588 1,602,154
Live Oak Bancshares, Inc. ............. 37,485 1,705,567
M&T Bank Corp. ................... 176,866 24,244,791
Macatawa Bank Corp. ............... 61,663 695,559
Mercantile Bank Corp. ............... 18,250 736,935
Metropolitan Bank Holding Corp.
(a)
....... 13,231 732,733
Mid Penn Bancorp, Inc. ............... 27,164 659,542
Midland States Bancorp, Inc. ........... 25,890 713,528
MidWestOne Financial Group, Inc. ....... 28,379 763,679
National Bank Holdings Corp., Class A .... 38,048 1,415,005
NBT Bancorp, Inc. .................. 59,867 2,509,026
New York Community Bancorp, Inc. ...... 784,422 8,024,637
Nicolet Bankshares, Inc.
(b)
............. 14,450 1,162,936
Northeast Bank .................... 16,345 902,081
Northeast Community Bancorp, Inc. ...... 48,730 864,470
Northfield Bancorp, Inc. .............. 41,668 524,183
Northwest Bancshares, Inc. ............ 93,874 1,171,548
Norwood Financial Corp. .............. 22,343 735,308
OceanFirst Financial Corp. ............ 101,523 1,762,439
OFG Bancorp ..................... 35,152 1,317,497
Ohio Valley Banc Corp. ............... 21,841 502,343
Old National Bancorp ................ 320,743 5,417,349
Old Second Bancorp, Inc. ............. 43,413 670,297
Origin Bancorp, Inc. ................. 37,394 1,330,105
Pacific Premier Bancorp, Inc. ........... 80,736 2,350,225
Park National Corp. ................. 15,207 2,020,402
Pathward Financial, Inc. .............. 25,864 1,368,982
PCB Bancorp ..................... 40,183 740,573
Peapack-Gladstone Financial Corp. ...... 38,687 1,153,646
Peoples Bancorp of North Carolina, Inc. ... 27,403 827,297
Peoples Bancorp, Inc. ............... 36,786 1,241,895
Pinnacle Financial Partners, Inc. ......... 83,737 7,303,541
PNC Financial Services Group, Inc. (The) .. 423,184 65,530,042
Ponce Financial Group, Inc.
(a)
.......... 82,644 806,605
Popular, Inc. ...................... 76,184 6,252,421
Premier Financial Corp. .............. 44,757 1,078,644
Princeton Bancorp, Inc. ............... 18,694 671,115
Prosperity Bancshares, Inc. ............ 100,230 6,788,578
Provident Financial Services, Inc. ........ 61,853 1,115,210
QCR Holdings, Inc. ................. 25,130 1,467,341
Red River Bancshares, Inc. ............ 10,607 595,159
Regions Financial Corp. .............. 1,006,516 19,506,280
Renasant Corp. .................... 43,769 1,474,140
Republic Bancorp, Inc., Class A ......... 13,054 720,059
S&T Bancorp, Inc. .................. 18,799 628,263
Sandy Spring Bancorp, Inc. ............ 54,154 1,475,155
Seacoast Banking Corp. of Florida ....... 87,963 2,503,427
ServisFirst Bancshares, Inc. ........... 50,174 3,343,094
Shore Bancshares, Inc. ............... 67,785 965,936
Simmons First National Corp., Class A .... 111,564 2,213,430

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
SmartFinancial, Inc. ................. 36,366 $ 890,603
Sound Financial Bancorp, Inc. .......... 16,307 635,973
South Plains Financial, Inc. ............ 36,291 1,050,987
Southern Missouri Bancorp, Inc. ......... 13,723 732,671
Southside Bancshares, Inc. ............ 31,755 994,567
SouthState Corp. ................... 81,328 6,868,150
Stellar Bancorp, Inc. ................. 54,023 1,504,000
Stock Yards Bancorp, Inc. ............. 31,761 1,635,374
Synovus Financial Corp. .............. 160,407 6,039,324
Texas Capital Bancshares, Inc.
(a)(b)
....... 57,416 3,710,796
TFS Financial Corp. ................. 66,069 970,554
Tompkins Financial Corp. ............. 12,961 780,641
Towne Bank ...................... 80,461 2,394,519
TriCo Bancshares .................. 37,377 1,606,090
Triumph Financial, Inc.
(a)
.............. 21,555 1,728,280
Truist Financial Corp. ................ 1,421,670 52,488,056
Trustmark Corp. ................... 60,597 1,689,444
UMB Financial Corp. ................ 46,332 3,871,039
United Bankshares, Inc. .............. 138,141 5,187,195
United Community Banks, Inc. .......... 95,857 2,804,776
Univest Financial Corp. ............... 33,434 736,551
US Bancorp ...................... 1,647,919 71,321,934
Valley National Bancorp .............. 469,434 5,098,053
Veritex Holdings, Inc. ................ 32,548 757,392
Virginia National Bankshares Corp. ....... 12,583 432,604
WaFd, Inc. ....................... 66,475 2,191,016
Washington Trust Bancorp, Inc. ......... 24,910 806,586
Webster Financial Corp. .............. 187,703 9,527,804
Wells Fargo & Co. .................. 3,843,756 189,189,670
WesBanco, Inc. .................... 66,171 2,075,784
Westamerica BanCorp ............... 18,607 1,049,621
Western Alliance Bancorp ............. 114,648 7,542,692
Wintrust Financial Corp. .............. 69,322 6,429,615
WSFS Financial Corp. ............... 60,818 2,793,371
Zions Bancorp NA .................. 161,879 7,101,632
1,767,626,325
Beverages — 1.3%
Alkaline Water Co., Inc. (The)
(a)
......... 13 3
Boston Beer Co., Inc. (The), Class A
(a)
..... 10,116 3,495,988
Brown-Forman Corp., Class A .......... 57,316 3,415,461
Brown-Forman Corp., Class B, NVS ...... 193,693 11,059,870
Celsius Holdings, Inc.
(a)(b)
.............. 160,473 8,748,988
Coca-Cola Co. (The) ................ 4,118,317 242,692,421
Coca-Cola Consolidated, Inc. ........... 5,043 4,681,921
Constellation Brands, Inc., Class A ....... 171,049 41,351,096
Duckhorn Portfolio, Inc. (The)
(a)
......... 53,439 526,374
Keurig Dr Pepper, Inc. ............... 1,064,275 35,461,643
MGP Ingredients, Inc.
(b)
............... 16,147 1,590,802
Molson Coors Beverage Co., Class B ..... 194,590 11,910,854
Monster Beverage Corp.
(a)
............. 785,408 45,247,355
National Beverage Corp.
(a)
............. 24,493 1,217,792
PepsiCo, Inc. ..................... 1,456,257 247,330,689
Vita Coco Co., Inc. (The)
(a)(b)
........... 35,115 900,700
659,631,957
Biotechnology — 2.5%
4D Molecular Therapeutics, Inc.
(a)(b)
....... 43,715 885,666
89bio, Inc.
(a)
...................... 75,450 842,777
AbbVie, Inc. ...................... 1,868,660 289,586,240
Abeona Therapeutics, Inc.
(a)(b)
.......... 46,239 231,657
ACADIA Pharmaceuticals, Inc.
(a)
......... 131,637 4,121,554
ACELYRIN, Inc.
(a)
................... 54,070 403,362
Acorda Therapeutics, Inc.
(a)
............ 389 5,656
ADMA Biologics, Inc.
(a)
............... 251,896 1,138,570
Security
Shares
Shares Value
Biotechnology (continued)
Agenus, Inc.
(a)(b)
.................... 388,201 $ 321,392
AgeX Therapeutics, Inc.
(a)
............. 12 5
Agios Pharmaceuticals, Inc.
(a)(b)
......... 70,969 1,580,480
AIM ImmunoTech, Inc.
(a)(b)
............. 9,473 4,167
Akero Therapeutics, Inc.
(a)(b)
............ 60,507 1,412,838
Alaunos Therapeutics, Inc.
(a)(b)
.......... 279 20
Aldeyra Therapeutics, Inc.
(a)(b)
........... 77,106 270,642
Alector, Inc.
(a)
..................... 95,540 762,409
Alkermes plc
(a)
..................... 187,463 5,200,224
Allogene Therapeutics, Inc.
(a)(b)
.......... 177,250 568,973
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 132,813 25,421,736
Alpine Immune Sciences, Inc.
(a)(b)
........ 49,221 938,152
Altimmune, Inc.
(a)(b)
.................. 68,274 768,083
Amgen, Inc. ...................... 566,425 163,141,729
Amicus Therapeutics, Inc.
(a)
............ 288,697 4,096,610
AnaptysBio, Inc.
(a)(b)
................. 25,823 553,129
Anavex Life Sciences Corp.
(a)(b)
......... 87,925 818,582
Anika Therapeutics, Inc.
(a)
............. 39,588 897,064
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 110,299 6,602,498
Apogee Therapeutics, Inc.
(a)(b)
.......... 26,926 752,312
AquaBounty Technologies, Inc.
(a)(b)
....... 6 17
Arbutus Biopharma Corp.
(a)
............ 337,375 843,438
Arcellx, Inc.
(a)
..................... 33,812 1,876,566
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 24,675 778,003
Arcus Biosciences, Inc.
(a)
.............. 65,086 1,243,143
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 77,205 249,372
Ardelyx, Inc.
(a)(b)
.................... 252,950 1,568,290
Armata Pharmaceuticals, Inc.
(a)
......... 5 16
Arrowhead Pharmaceuticals, Inc.
(a)
....... 114,636 3,507,862
Assembly Biosciences, Inc.
(a)
........... 54 44
Atreca, Inc., Class A
(a)(b)
............... 45 6
Aura Biosciences, Inc.
(a)
.............. 57,109 505,986
Avalo Therapeutics, Inc.
(a)(b)
............ 13,654 124,256
Avid Bioservices, Inc.
(a)(b)
.............. 66,651 433,232
Avidity Biosciences, Inc.
(a)(b)
............ 72,838 659,184
Avita Medical, Inc.
(a)
................. 36,104 495,347
Beam Therapeutics, Inc.
(a)(b)
............ 84,589 2,302,513
BioCryst Pharmaceuticals, Inc.
(a)
......... 271,022 1,623,422
Biogen, Inc.
(a)
..................... 153,339 39,679,533
Biohaven Ltd.
(a)
.................... 76,122 3,258,022
BioMarin Pharmaceutical, Inc.
(a)
......... 201,663 19,444,346
Biomea Fusion, Inc.
(a)(b)
............... 36,763 533,799
Bluebird Bio, Inc.
(a)(b)
................. 147,171 203,096
Blueprint Medicines Corp.
(a)
............ 67,125 6,191,610
Bridgebio Pharma, Inc.
(a)(b)
............. 139,695 5,639,487
Cabaletta Bio, Inc.
(a)
................. 44,271 1,004,952
CareDx, Inc.
(a)
..................... 75,793 909,516
Caribou Biosciences, Inc.
(a)(b)
........... 127,172 728,696
Catalyst Pharmaceuticals, Inc.
(a)
......... 104,462 1,756,006
Celldex Therapeutics, Inc.
(a)
............ 64,672 2,564,892
Cellectar Biosciences, Inc.
(a)(b)
.......... 5 14
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 96,418 4,088,123
Cibus, Inc.
(a)(b)
..................... 3 59
Cogent Biosciences, Inc.
(a)
............. 100,728 592,281
Coherus Biosciences, Inc.
(a)(b)
........... 136,947 456,034
Crinetics Pharmaceuticals, Inc.
(a)
........ 61,577 2,190,910
CRISPR Therapeutics AG
(a)(b)
........... 85,684 5,363,818
Cullinan Oncology, Inc.
(a)
.............. 52,045 530,339
Cyclo Therapeutics, Inc.
(a)
............. 4 7
Cytokinetics, Inc.
(a)(b)
................. 109,323 9,127,377
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 68,368 998,173
Deciphera Pharmaceuticals, Inc.
(a)
....... 71,323 1,150,440
Denali Therapeutics, Inc.
(a)(b)
........... 145,188 3,115,734
Dianthus Therapeutics, Inc.
(a)
........... 10,832 112,653
Disc Medicine, Inc.
(a)(b)
............... 15,893 917,980

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Dominari Holdings, Inc.
(a)(b)
............ 2,453 $ 6,353
Dynavax Technologies Corp.
(a)(b)
......... 142,253 1,988,697
Dyne Therapeutics, Inc.
(a)
............. 62,022 824,893
Editas Medicine, Inc.
(a)(b)
.............. 125,116 1,267,425
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 31
Enanta Pharmaceuticals, Inc.
(a)
......... 39,164 368,533
Equillium, Inc.
(a)
.................... 12 9
Erasca, Inc.
(a)
..................... 206,007 438,795
Exact Sciences Corp.
(a)(b)
.............. 195,683 14,476,628
Exelixis, Inc.
(a)
..................... 329,152 7,896,356
Exicure, Inc.
(a)
..................... 12 7
Forte Biosciences, Inc.
(a)
.............. 7,464 6,133
Galera Therapeutics, Inc.
(a)
............ 12 2
Genelux Corp.
(a)(b)
.................. 23,107 323,729
Geron Corp.
(a)(b)
.................... 572,939 1,208,901
Gilead Sciences, Inc. ................ 1,322,047 107,099,027
Gyre Therapeutics, Inc.
(b)
............. 14,805 380,340
Halozyme Therapeutics, Inc.
(a)
.......... 141,687 5,236,752
Harpoon Therapeutics, Inc.
(a)(b)
.......... 2 23
Homology Medicines, Inc.
(a)
............ 54 33
iBio, Inc.
(a)
........................ 6 8
Icosavax, Inc.
(a)
.................... 40,387 636,499
Ideaya Biosciences, Inc.
(a)(b)
............ 72,684 2,586,097
ImmunityBio, Inc.
(a)(b)
................. 226,406 1,136,558
ImmunoGen, Inc.
(a)
.................. 259,354 7,689,846
Immunovant, Inc.
(a)
.................. 62,925 2,651,030
Incyte Corp.
(a)
..................... 198,114 12,439,578
Inhibrx, Inc.
(a)
..................... 34,429 1,308,302
Insmed, Inc.
(a)(b)
.................... 151,929 4,708,280
Intellia Therapeutics, Inc.
(a)(b)
........... 106,719 3,253,862
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 157,758 7,980,977
Iovance Biotherapeutics, Inc.
(a)(b)
......... 245,301 1,994,297
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 161,292 1,845,180
iTeos Therapeutics, Inc.
(a)
............. 43,977 481,548
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 43,732 535,717
Karuna Therapeutics, Inc.
(a)
............ 38,565 12,206,208
Keros Therapeutics, Inc.
(a)(b)
............ 30,217 1,201,428
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 40,136 703,985
Kinnate Biopharma, Inc.
(a)
............. 18 43
Krystal Biotech, Inc.
(a)(b)
............... 26,784 3,322,823
Kura Oncology, Inc.
(a)
................ 101,753 1,463,208
Kymera Therapeutics, Inc.
(a)(b)
.......... 42,458 1,080,981
Larimar Therapeutics, Inc.
(a)
............ 1,212 5,515
Lumos Pharma, Inc.
(a)(b)
............... 2,356 7,374
Lyell Immunopharma, Inc.
(a)(b)
........... 275,679 534,817
MacroGenics, Inc.
(a)
................. 96,334 926,733
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 16,853 3,899,447
MannKind Corp.
(a)(b)
................. 300,947 1,095,447
Marker Therapeutics, Inc.
(a)
............ 9 49
MiMedx Group, Inc.
(a)
................ 126,067 1,105,608
Mirati Therapeutics, Inc.
(a)
............. 68,296 4,012,390
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 41,093 1,213,065
Moderna, Inc.
(a)
.................... 351,076 34,914,508
Molecular Templates, Inc.
(a)
............ 4 15
Moleculin Biotech, Inc.
(a)
.............. 12 10
Morphic Holding, Inc.
(a)
............... 44,724 1,291,629
Mural Oncology plc
(a)
................ 17,919 106,080
Mustang Bio, Inc.
(a)
.................. 6 8
Myriad Genetics, Inc.
(a)
............... 102,111 1,954,405
Natera, Inc.
(a)(b)
.................... 121,851 7,632,747
Neurocrine Biosciences, Inc.
(a)
.......... 105,377 13,884,474
Neurogene, Inc.
(a)(b)
................. 2 39
NightHawk Biosciences, Inc.
(a)
.......... 12 5
Novavax, Inc.
(a)(b)
................... 130,078 624,374
Nurix Therapeutics, Inc.
(a)(b)
............ 79,058 815,879
Security
Shares
Shares Value
Biotechnology (continued)
Nuvalent, Inc., Class A
(a)(b)
............. 34,756 $ 2,557,694
Olema Pharmaceuticals, Inc.
(a)(b)
......... 52,187 732,184
Oncternal Therapeutics, Inc.
(a)
.......... 90 48
Oragenics, Inc.
(a)
................... 994 5,593
Organovo Holdings, Inc.
(a)(b)
............ 5,313 5,897
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 66,803 614,588
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 1
Pieris Pharmaceuticals, Inc.
(a)
.......... 108 20
Prelude Therapeutics, Inc.
(a)
............ 9 38
Prime Medicine, Inc.
(a)(b)
.............. 52,851 468,260
Protagonist Therapeutics, Inc.
(a)(b)
........ 58,881 1,350,141
Prothena Corp. plc
(a)
................. 42,869 1,557,859
PTC Therapeutics, Inc.
(a)
.............. 84,466 2,327,883
Qualigen Therapeutics, Inc.
(a)
........... 57 31
Quince Therapeutics, Inc.
(a)
............ 27 28
RAPT Therapeutics, Inc.
(a)(b)
............ 31,815 790,603
RayzeBio, Inc.
(a)
.................... 21,549 1,339,701
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
186,090 1,834,847
Regeneron Pharmaceuticals, Inc.
(a)
....... 113,381 99,581,398
REGENXBIO, Inc.
(a)
................. 54,309 974,847
Relay Therapeutics, Inc.
(a)(b)
............ 95,738 1,054,075
Replimune Group, Inc.
(a)(b)
............. 66,975 564,599
REVOLUTION Medicines, Inc.
(a)(b)
........ 151,328 4,340,087
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 58,508 2,689,613
Rocket Pharmaceuticals, Inc.
(a)
.......... 72,142 2,162,096
Roivant Sciences Ltd.
(a)
............... 348,917 3,918,338
Sage Therapeutics, Inc.
(a)(b)
............ 64,715 1,402,374
Salarius Pharmaceuticals, Inc.
(a)
......... 32 20
Sana Biotechnology, Inc.
(a)(b)
........... 139,788 570,335
Sarepta Therapeutics, Inc.
(a)(b)
.......... 101,015 9,740,876
Savara, Inc.
(a)
..................... 138,784 652,285
Scholar Rock Holding Corp.
(a)(b)
......... 53,818 1,011,778
SELLAS Life Sciences Group, Inc.
(a)
...... 2 2
Seres Therapeutics, Inc.
(a)(b)
............ 173,401 242,761
Soleno Therapeutics, Inc.
(a)
............ 18,271 735,408
Soligenix, Inc.
(a)
.................... 80,509 60,961
SpringWorks Therapeutics, Inc.
(a)
........ 66,393 2,423,345
Sutro Biopharma, Inc.
(a)(b)
............. 103,290 443,114
Syndax Pharmaceuticals, Inc.
(a)
......... 80,955 1,749,438
Tango Therapeutics, Inc.
(a)
............. 58,573 579,873
Tempest Therapeutics, Inc.
(a)(b)
.......... 156 686
TG Therapeutics, Inc.
(a)(b)
.............. 153,085 2,614,692
Tonix Pharmaceuticals Holding Corp.
(a)
.... 12 5
Tracon Pharmaceuticals, Inc.
(a)
.......... 12 2
Travere Therapeutics, Inc.
(a)
............ 94,062 845,617
Twist Bioscience Corp.
(a)(b)
............. 65,713 2,422,181
Ultragenyx Pharmaceutical, Inc.
(a)
........ 92,360 4,416,655
uniQure NV
(a)
..................... 71,431 483,588
United Therapeutics Corp.
(a)
............ 50,180 11,034,080
Vaxcyte, Inc.
(a)(b)
.................... 92,346 5,799,329
VBI Vaccines, Inc.
(a)
................. 9 5
Vera Therapeutics, Inc., Class A
(a)(b)
....... 43,968 676,228
Veracyte, Inc.
(a)
.................... 78,329 2,154,831
Vericel Corp.
(a)
..................... 53,584 1,908,126
Vertex Pharmaceuticals, Inc.
(a)
.......... 272,731 110,971,517
Verve Therapeutics, Inc.
(a)(b)
............ 64,195 894,878
Viking Therapeutics, Inc.
(a)(b)
............ 113,149 2,105,703
Vir Biotechnology, Inc.
(a)
.............. 110,171 1,108,320
Viridian Therapeutics, Inc.
(a)(b)
........... 58,065 1,264,656
vTv Therapeutics, Inc., Class A
(a)(b)
....... 225 2,585
Xencor, Inc.
(a)
..................... 68,251 1,448,969
Yield10 Bioscience, Inc.
(a)
............. 7 2
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 71,200 1,078,680
1,222,583,235

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................. 9,625,085 $ 1,462,435,415
Dillard's, Inc., Class A ................ 3,515 1,418,830
eBay, Inc. ........................ 553,037 24,123,474
Etsy, Inc.
(a)
....................... 130,246 10,556,438
Groupon, Inc.
(a)(b)
................... 48 616
Kohl's Corp. ...................... 123,356 3,537,850
Macy's, Inc. ...................... 285,571 5,745,689
Nordstrom, Inc. .................... 114,741 2,116,971
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 65,100 4,940,439
Savers Value Village, Inc.
(a)(b)
........... 28,176 489,699
1,515,365,421
Building Products — 0.7%
A O Smith Corp. ................... 131,922 10,875,650
AAON, Inc.
(b)
...................... 70,741 5,225,638
Advanced Drainage Systems, Inc.
(b)
...... 73,612 10,352,792
Allegion plc ....................... 92,025 11,658,647
American Woodmark Corp.
(a)
........... 18,370 1,705,654
Apogee Enterprises, Inc. .............. 26,962 1,440,040
Armstrong World Industries, Inc. ......... 46,141 4,536,583
AZEK Co., Inc. (The), Class A
(a)
......... 161,896 6,192,522
AZZ, Inc. ........................ 26,562 1,542,987
Builders FirstSource, Inc.
(a)(b)
........... 130,802 21,836,086
Carlisle Cos., Inc. .................. 51,777 16,176,688
Carrier Global Corp. ................. 888,026 51,017,094
CSW Industrials, Inc. ................ 17,090 3,544,637
Fortune Brands Innovations, Inc. ........ 132,710 10,104,539
Gibraltar Industries, Inc.
(a)
............. 35,347 2,791,706
Griffon Corp. ...................... 46,813 2,853,252
Hayward Holdings, Inc.
(a)
.............. 146,637 1,994,263
Insteel Industries, Inc. ................ 22,001 842,418
Janus International Group, Inc.
(a)
........ 123,104 1,606,507
JELD-WEN Holding, Inc.
(a)
............. 90,236 1,703,656
Johnson Controls International plc ....... 721,883 41,609,336
Lennox International, Inc. ............. 33,527 15,004,003
Masco Corp. ...................... 233,307 15,626,903
Masonite International Corp.
(a)
.......... 24,091 2,039,544
Masterbrand, Inc.
(a)
................. 139,462 2,071,011
Owens Corning .................... 94,725 14,041,087
PGT Innovations, Inc.
(a)
............... 66,458 2,704,841
Quanex Building Products Corp. ......... 36,935 1,129,103
Resideo Technologies, Inc.
(a)
........... 154,525 2,908,161
Simpson Manufacturing Co., Inc. ........ 45,411 8,990,470
Tecnoglass, Inc. .................... 21,028 961,190
Trane Technologies plc ............... 241,576 58,920,386
Trex Co., Inc.
(a)(b)
................... 115,466 9,559,430
UFP Industries, Inc. ................. 65,297 8,198,038
Zurn Elkay Water Solutions Corp. ........ 156,168 4,592,901
356,357,763
Capital Markets — 3.1%
Affiliated Managers Group, Inc. ......... 34,535 5,229,290
Ameriprise Financial, Inc. ............. 106,472 40,441,260
Ares Management Corp., Class A ........ 181,076 21,533,558
Artisan Partners Asset Management, Inc.,
Class A ....................... 67,569 2,985,198
AssetMark Financial Holdings, Inc.
(a)
...... 33,524 1,004,044
B Riley Financial, Inc.
(b)
............... 17,655 370,578
Bank of New York Mellon Corp. (The) ..... 812,395 42,285,160
BGC Group, Inc., Class A ............. 430,705 3,109,690
BlackRock, Inc.
(e)
................... 148,363 120,441,083
Blackstone, Inc., Class A .............. 755,490 98,908,751
Blue Owl Capital, Inc., Class A .......... 449,720 6,700,828
Bridge Investment Group Holdings, Inc., Class
A ........................... 62,807 614,252
Security
Shares
Shares Value
Capital Markets (continued)
Brightsphere Investment Group, Inc. ...... 53,743 $ 1,029,716
Carlyle Group, Inc. (The) .............. 232,862 9,475,155
CBOE Global Markets, Inc. ............ 112,363 20,063,537
Charles Schwab Corp. (The) ........... 1,581,239 108,789,243
CME Group, Inc., Class A ............. 382,703 80,597,252
Cohen & Steers, Inc. ................ 31,376 2,376,105
Coinbase Global, Inc., Class A
(a)(b)
........ 181,760 31,611,699
Diamond Hill Investment Group, Inc. ...... 5,485 908,261
Donnelley Financial Solutions, Inc.
(a)
...... 27,898 1,739,998
Evercore, Inc., Class A ............... 37,485 6,411,809
FactSet Research Systems, Inc. ......... 40,030 19,096,312
Federated Hermes, Inc., Class B ........ 94,952 3,215,075
Franklin Resources, Inc. .............. 310,045 9,236,241
GCM Grosvenor, Inc., Class A .......... 66,729 597,892
Goldman Sachs Group, Inc. (The) ....... 345,177 133,158,931
Hamilton Lane, Inc., Class A ........... 40,939 4,644,120
Houlihan Lokey, Inc., Class A ........... 52,806 6,331,968
Interactive Brokers Group, Inc., Class A .... 110,778 9,183,496
Intercontinental Exchange, Inc. ......... 607,849 78,066,047
Invesco Ltd. ...................... 476,357 8,498,209
Janus Henderson Group plc ........... 139,063 4,192,749
Jefferies Financial Group, Inc. .......... 186,464 7,535,010
KKR & Co., Inc. .................... 702,172 58,174,950
Lazard Ltd., Class A ................. 120,378 4,189,154
LPL Financial Holdings, Inc.
(b)
.......... 80,581 18,341,847
MarketAxess Holdings, Inc. ............ 39,620 11,602,717
Moelis & Co., Class A ................ 67,479 3,787,596
Moody's Corp. ..................... 166,514 65,033,708
Morgan Stanley .................... 1,341,216 125,068,392
Morningstar, Inc. ................... 27,457 7,859,292
MSCI, Inc. ....................... 84,043 47,538,923
Nasdaq, Inc. ...................... 361,180 20,999,005
Northern Trust Corp. ................. 219,863 18,552,040
Open Lending Corp., Class A
(a)
.......... 101,863 866,854
P10, Inc., Class A .................. 72,209 737,976
Perella Weinberg Partners, Class A ....... 68,566 838,562
Piper Sandler Cos. .................. 16,755 2,929,947
PJT Partners, Inc., Class A ............ 24,553 2,501,214
Raymond James Financial, Inc. ......... 199,696 22,266,104
Robinhood Markets, Inc., Class A
(a)(b)
...... 560,479 7,140,502
S&P Global, Inc. ................... 342,899 151,053,868
SEI Investments Co. ................. 107,237 6,814,911
State Street Corp. .................. 328,065 25,411,915
StepStone Group, Inc., Class A ......... 62,960 2,004,017
Stifel Financial Corp. ................ 111,325 7,698,124
StoneX Group, Inc.
(a)
................ 27,189 2,007,364
T. Rowe Price Group, Inc. ............. 237,866 25,615,790
TPG, Inc., Class A .................. 70,901 3,060,796
Tradeweb Markets, Inc., Class A ......... 121,537 11,045,283
Victory Capital Holdings, Inc., Class A ..... 38,754 1,334,688
Virtu Financial, Inc., Class A ............ 94,775 1,920,142
Virtus Investment Partners, Inc. ......... 8,186 1,979,047
WisdomTree, Inc. ................... 120,903 837,858
1,549,595,103
Chemicals — 1.6%
AdvanSix, Inc. ..................... 28,868 864,885
Air Products & Chemicals, Inc. .......... 235,122 64,376,404
Albemarle Corp. ................... 123,571 17,853,538
American Vanguard Corp. ............. 43,227 474,200
Ashland, Inc. ...................... 55,053 4,641,518
Aspen Aerogels, Inc.
(a)(b)
.............. 67,156 1,059,722
Avient Corp. ...................... 100,441 4,175,332
Axalta Coating Systems Ltd.
(a)
.......... 237,503 8,067,977
Balchem Corp. .................... 35,204 5,236,595

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Cabot Corp. ...................... 58,856 $ 4,914,476
Celanese Corp. .................... 104,941 16,304,683
CF Industries Holdings, Inc. ............ 203,876 16,208,142
Chemours Co. (The) ................. 158,205 4,989,786
Corteva, Inc. ...................... 745,872 35,742,186
Dow, Inc. ........................ 742,370 40,711,571
DuPont de Nemours, Inc. ............. 457,209 35,173,088
Eastman Chemical Co. ............... 124,788 11,208,458
Ecolab, Inc. ...................... 268,535 53,263,917
Ecovyst, Inc.
(a)(b)
.................... 127,485 1,245,528
Element Solutions, Inc. ............... 235,721 5,454,584
FMC Corp. ....................... 136,497 8,606,136
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 1,480,868 2,502,667
Hawkins, Inc. ..................... 18,902 1,331,079
HB Fuller Co. ..................... 56,776 4,622,134
Huntsman Corp. ................... 185,198 4,654,026
Ingevity Corp.
(a)
.................... 36,880 1,741,474
Innospec, Inc. ..................... 27,431 3,380,596
International Flavors & Fragrances, Inc. .... 272,610 22,073,232
Koppers Holdings, Inc. ............... 19,077 977,124
Linde plc ........................ 513,235 210,790,747
Livent Corp.
(a)(b)
.................... 191,147 3,436,823
LSB Industries, Inc.
(a)
................ 71,325 664,036
LyondellBasell Industries NV, Class A ..... 271,811 25,843,790
Mativ Holdings, Inc. ................. 54,178 829,465
Minerals Technologies, Inc. ............ 37,282 2,658,579
Mosaic Co. (The) ................... 349,780 12,497,639
NewMarket Corp. ................... 7,198 3,928,884
Olin Corp. ........................ 133,723 7,214,356
Orion SA ........................ 64,465 1,787,614
Perimeter Solutions SA
(a)
.............. 154,585 711,091
PPG Industries, Inc. ................. 248,405 37,148,968
PureCycle Technologies, Inc.
(a)(b)
......... 150,174 608,205
Quaker Chemical Corp. .............. 15,249 3,254,442
RPM International, Inc. ............... 135,825 15,162,145
Scotts Miracle-Gro Co. (The) ........... 45,676 2,911,845
Sensient Technologies Corp. ........... 46,863 3,092,958
Sherwin-Williams Co. (The) ............ 248,747 77,584,189
Stepan Co. ....................... 23,829 2,253,032
Trinseo plc ....................... 56,745 474,956
Tronox Holdings plc ................. 128,511 1,819,716
Westlake Corp. .................... 35,131 4,916,935
801,445,473
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. ................. 73,174 3,280,390
ACCO Brands Corp. ................. 104,378 634,618
ACV Auctions, Inc., Class A
(a)(b)
.......... 155,797 2,360,325
Brady Corp., Class A, NVS ............ 48,583 2,851,336
BrightView Holdings, Inc.
(a)
............ 55,489 467,217
Brink's Co. (The) ................... 48,615 4,275,689
Casella Waste Systems, Inc., Class A
(a)(b)
... 60,404 5,162,126
CECO Environmental Corp.
(a)(b)
......... 34,585 701,384
Cimpress plc
(a)
..................... 22,040 1,764,302
Cintas Corp. ...................... 91,053 54,874,001
Clean Harbors, Inc.
(a)
................ 52,363 9,137,867
CompX International, Inc. ............. 257 6,497
Copart, Inc.
(a)
..................... 924,779 45,314,171
CoreCivic, Inc.
(a)
................... 140,782 2,045,562
Deluxe Corp. ...................... 47,627 1,021,599
Driven Brands Holdings, Inc.
(a)(b)
......... 66,194 943,926
DSS, Inc.
(a)
....................... 90 11
Ennis, Inc. ....................... 27,667 606,184
Enviri Corp.
(a)
..................... 84,202 757,818
GEO Group, Inc. (The)
(a)
.............. 149,451 1,618,554
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.
(a)
........ 75,720 $ 785,216
HNI Corp. ........................ 57,175 2,391,630
Interface, Inc. ..................... 56,235 709,686
LanzaTech Global, Inc.
(a)(b)
............. 85,905 432,102
Liquidity Services, Inc.
(a)
.............. 34,789 598,719
Matthews International Corp., Class A ..... 38,012 1,393,140
MillerKnoll, Inc. .................... 87,869 2,344,345
Montrose Environmental Group, Inc.
(a)
..... 27,372 879,462
MSA Safety, Inc. ................... 39,779 6,715,889
OPENLANE, Inc.
(a)
.................. 124,491 1,843,712
RB Global, Inc.
(b)
................... 189,855 12,699,401
Republic Services, Inc. ............... 213,881 35,271,116
Rollins, Inc. ....................... 300,016 13,101,699
SP Plus Corp.
(a)
.................... 18,745 960,681
Steelcase, Inc., Class A .............. 102,441 1,385,002
Stericycle, Inc.
(a)
................... 98,176 4,865,603
Tetra Tech, Inc. .................... 55,908 9,332,722
UniFirst Corp. ..................... 15,160 2,772,916
Veralto Corp. ...................... 234,222 19,267,102
Vestis Corp. ...................... 137,214 2,900,704
Viad Corp.
(a)
...................... 30,001 1,086,036
VSE Corp.
(b)
...................... 15,883 1,026,201
Waste Management, Inc. .............. 387,888 69,470,741
330,057,402
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 79,380 582,649
Applied Optoelectronics, Inc.
(a)
.......... 37,008 714,995
Arista Networks, Inc.
(a)
............... 266,624 62,792,618
Aviat Networks, Inc.
(a)
................ 15,370 501,984
Calix, Inc.
(a)
....................... 64,511 2,818,486
Ciena Corp.
(a)
..................... 155,378 6,993,564
Cisco Systems, Inc. ................. 4,287,112 216,584,898
Clearfield, Inc.
(a)(b)
................... 17,271 502,241
ClearOne, Inc. ..................... 9 10
CommScope Holding Co., Inc.
(a)
......... 213,964 603,378
Digi International, Inc.
(a)(b)
............. 45,954 1,194,804
Extreme Networks, Inc.
(a)
.............. 138,270 2,439,083
F5, Inc.
(a)
........................ 62,378 11,164,414
Harmonic, Inc.
(a)(b)
.................. 118,042 1,539,268
Infinera Corp.
(a)(b)
................... 226,975 1,078,131
Juniper Networks, Inc. ............... 339,904 10,020,370
Lumentum Holdings, Inc.
(a)(b)
........... 72,012 3,774,869
Motorola Solutions, Inc. .............. 175,681 55,003,964
NETGEAR, Inc.
(a)
................... 58,359 850,874
NetScout Systems, Inc.
(a)
............. 88,315 1,938,514
Optical Cable Corp.
(a)
................ 9 24
Ribbon Communications, Inc.
(a)
......... 167,235 484,982
Ubiquiti, Inc. ...................... 4,892 682,728
Viasat, Inc.
(a)(b)
..................... 80,715 2,255,984
Viavi Solutions, Inc.
(a)
................ 236,461 2,381,162
Vislink Technologies, Inc.
(a)
............ 1 4
386,903,998
Construction & Engineering — 0.3%
AECOM ......................... 146,412 13,532,861
Ameresco, Inc., Class A
(a)(b)
............ 39,036 1,236,270
API Group Corp.
(a)(b)
................. 217,848 7,537,541
Arcosa, Inc. ...................... 51,572 4,261,910
Argan, Inc. ....................... 18,903 884,471
Comfort Systems USA, Inc. ............ 37,251 7,661,413
Construction Partners, Inc., Class A
(a)
..... 48,124 2,094,356
Dycom Industries, Inc.
(a)
.............. 29,995 3,452,125
EMCOR Group, Inc. ................. 49,141 10,586,446
Fluor Corp.
(a)
...................... 183,953 7,205,439

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Granite Construction, Inc. ............. 46,069 $ 2,343,069
Great Lakes Dredge & Dock Corp.
(a)
...... 96,839 743,724
IES Holdings, Inc.
(a)
................. 9,447 748,391
MasTec, Inc.
(a)
..................... 63,680 4,821,850
MDU Resources Group, Inc. ........... 215,689 4,270,642
MYR Group, Inc.
(a)
.................. 17,623 2,548,814
Northwest Pipe Co.
(a)
................ 14,550 440,283
Primoris Services Corp. .............. 62,222 2,066,393
Quanta Services, Inc. ................ 153,612 33,149,470
Sterling Infrastructure, Inc.
(a)(b)
.......... 31,618 2,780,171
Tutor Perini Corp.
(a)
................. 80,706 734,425
Valmont Industries, Inc. ............... 22,812 5,326,830
WillScot Mobile Mini Holdings Corp.
(a)
..... 207,882 9,250,749
127,677,643
Construction Materials — 0.2%
Eagle Materials, Inc. ................. 37,280 7,561,875
Knife River Corp.
(a)
.................. 61,049 4,040,223
Martin Marietta Materials, Inc. .......... 65,766 32,811,315
Summit Materials, Inc., Class A
(a)
........ 125,430 4,824,038
Vulcan Materials Co. ................ 140,636 31,925,778
81,163,229
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 288,143 10,061,954
American Express Co. ............... 611,533 114,564,592
Bread Financial Holdings, Inc. .......... 48,318 1,591,595
Capital One Financial Corp. ............ 404,778 53,074,491
Credit Acceptance Corp.
(a)(b)
............ 6,863 3,656,126
Discover Financial Services ............ 265,285 29,818,034
Encore Capital Group, Inc.
(a)(b)
.......... 24,573 1,247,080
Enova International, Inc.
(a)
............. 30,703 1,699,718
EZCORP, Inc., Class A, NVS
(a)(b)
......... 55,996 489,405
FirstCash Holdings, Inc. .............. 41,247 4,470,762
Green Dot Corp., Class A
(a)
............ 39,323 389,298
LendingClub Corp.
(a)
................. 116,498 1,018,192
Navient Corp. ..................... 99,115 1,845,521
Nelnet, Inc., Class A ................. 18,832 1,661,359
NerdWallet, Inc., Class A
(a)
............. 56,793 835,993
OneMain Holdings, Inc. ............... 128,017 6,298,436
PRA Group, Inc.
(a)
.................. 46,800 1,226,160
PROG Holdings, Inc.
(a)
............... 50,754 1,568,806
SLM Corp. ....................... 247,202 4,726,502
SoFi Technologies, Inc.
(a)(b)
............ 1,012,549 10,074,863
Synchrony Financial ................. 435,399 16,627,888
Upstart Holdings, Inc.
(a)(b)
.............. 75,093 3,068,300
World Acceptance Corp.
(a)
............. 3,884 506,979
270,522,054
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A .......... 421,570 9,696,110
Andersons, Inc. (The) ................ 34,057 1,959,640
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 142,351 9,489,118
Casey's General Stores, Inc. ........... 39,424 10,831,350
Chefs' Warehouse, Inc. (The)
(a)
......... 35,679 1,050,033
Costco Wholesale Corp. .............. 468,607 309,318,109
Dollar General Corp. ................ 232,132 31,558,345
Dollar Tree, Inc.
(a)
................... 222,076 31,545,896
Grocery Outlet Holding Corp.
(a)(b)
......... 100,781 2,717,056
Ingles Markets, Inc., Class A ........... 15,104 1,304,532
Kroger Co. (The) ................... 700,964 32,041,064
Performance Food Group Co.
(a)
......... 167,297 11,568,587
PriceSmart, Inc. .................... 27,692 2,098,500
SpartanNash Co. ................... 44,206 1,014,528
Sprouts Farmers Market, Inc.
(a)(b)
........ 111,000 5,340,210
Sysco Corp. ...................... 536,864 39,260,864
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Target Corp. ...................... 489,559 $ 69,722,993
United Natural Foods, Inc.
(a)
............ 60,855 987,677
US Foods Holding Corp.
(a)
............. 244,341 11,095,525
Walgreens Boots Alliance, Inc. .......... 765,157 19,978,249
Walmart, Inc. ...................... 1,509,865 238,030,217
Weis Markets, Inc. .................. 17,551 1,122,562
841,731,165
Containers & Packaging — 0.3%
Amcor plc ........................ 1,626,090 15,675,508
AptarGroup, Inc. ................... 68,320 8,445,718
Avery Dennison Corp. ................ 84,817 17,146,605
Ball Corp. ........................ 333,085 19,159,049
Berry Global Group, Inc. .............. 124,441 8,386,079
Crown Holdings, Inc. ................ 127,243 11,717,808
Graphic Packaging Holding Co. ......... 329,421 8,120,228
Greif, Inc., Class A, NVS .............. 20,871 1,368,929
Greif, Inc., Class B .................. 9,336 616,269
International Paper Co. ............... 366,150 13,236,322
Myers Industries, Inc. ................ 43,889 858,030
O-I Glass, Inc.
(a)
.................... 160,227 2,624,518
Packaging Corp. of America ........... 94,647 15,418,943
Pactiv Evergreen, Inc. ............... 71,632 982,075
Sealed Air Corp. ................... 150,300 5,488,956
Silgan Holdings, Inc. ................. 87,558 3,961,999
Sonoco Products Co. ................ 104,203 5,821,822
TriMas Corp. ...................... 57,598 1,458,957
WestRock Co. ..................... 274,471 11,396,036
151,883,851
Distributors — 0.1%
Genuine Parts Co. .................. 149,726 20,737,051
Greenlane Holdings, Inc., Class A
(a)
...... 36 19
LKQ Corp. ....................... 289,424 13,831,573
Pool Corp. ....................... 40,874 16,296,872
50,865,515
Diversified Consumer Services — 0.1%
ADT, Inc. ........................ 239,607 1,634,120
Adtalem Global Education, Inc.
(a)
........ 45,805 2,700,205
Bright Horizons Family Solutions, Inc.
(a)(b)
... 61,422 5,788,409
Carriage Services, Inc. ............... 18,580 464,686
Chegg, Inc.
(a)(b)
.................... 130,670 1,484,411
Coursera, Inc.
(a)
.................... 120,784 2,339,586
Duolingo, Inc., Class A
(a)
.............. 37,692 8,550,430
European Wax Center, Inc., Class A
(a)
..... 36,261 492,787
Frontdoor, Inc.
(a)
.................... 84,879 2,989,438
Graham Holdings Co., Class B .......... 3,708 2,582,696
Grand Canyon Education, Inc.
(a)
......... 30,593 4,039,500
H&R Block, Inc. .................... 152,747 7,388,373
Laureate Education, Inc. .............. 133,898 1,835,742
Mister Car Wash, Inc.
(a)(b)
.............. 82,794 715,340
OneSpaWorld Holdings Ltd.
(a)
.......... 112,673 1,588,689
Perdoceo Education Corp. ............. 66,232 1,163,034
Regis Corp.
(a)
..................... 1 10
Rover Group, Inc., Class A
(a)
........... 138,041 1,501,886
Service Corp. International ............ 159,367 10,908,671
Strategic Education, Inc.
(b)
............. 25,301 2,337,053
Stride, Inc.
(a)
...................... 41,859 2,485,169
Udemy, Inc.
(a)(b)
.................... 102,592 1,511,180
Universal Technical Institute, Inc.
(a)
....... 52,130 652,668
WW International, Inc.
(a)(b)
............. 93,220 815,675
XWELL, Inc.
(a)(b)
.................... 3 5
65,969,763

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............. 146,599 $ 2,788,313
American Assets Trust, Inc. ............ 54,696 1,231,207
Armada Hoffler Properties, Inc. ......... 65,773 813,612
Broadstone Net Lease, Inc. ............ 203,062 3,496,728
CTO Realty Growth, Inc. .............. 30,513 528,790
Empire State Realty Trust, Inc., Class A
(b)
... 130,627 1,265,775
Essential Properties Realty Trust, Inc. ..... 160,727 4,108,182
Gladstone Commercial Corp. ........... 54,812 725,711
Global Net Lease, Inc. ............... 205,005 2,039,800
One Liberty Properties, Inc. ............ 33,504 734,073
WP Carey, Inc. .................... 225,331 14,603,702
32,335,893
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
..................... 27,744 924,430
AST SpaceMobile, Inc., Class A
(a)(b)
....... 132,288 797,697
AT&T, Inc. ........................ 7,567,622 126,984,697
ATN International, Inc. ............... 19,110 744,717
Charge Enterprises, Inc.
(a)
............. 144 16
Cogent Communications Holdings, Inc. .... 44,937 3,417,908
EchoStar Corp., Class A
(a)(b)
............ 46,919 777,448
Frontier Communications Parent, Inc.
(a)(b)
... 233,494 5,916,738
Globalstar, Inc.
(a)(b)
.................. 784,000 1,520,960
IDT Corp., Class B
(a)(b)
................ 21,411 729,901
Iridium Communications, Inc. ........... 131,567 5,415,298
Liberty Global Ltd., Class A
(a)
........... 182,290 3,239,293
Liberty Global Ltd., Class C, NVS
(a)(b)
...... 200,118 3,730,200
Liberty Latin America Ltd., Class A
(a)
...... 55,524 405,880
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 157,928 1,159,192
Lumen Technologies, Inc.
(a)
............ 1,246,822 2,281,684
Ooma, Inc.
(a)
...................... 45,869 492,174
Shenandoah Telecommunications Co. ..... 49,627 1,072,936
Verizon Communications, Inc. .......... 4,449,612 167,750,372
327,361,541
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 64,647 3,953,811
Alliant Energy Corp. ................. 252,770 12,967,101
American Electric Power Co., Inc. ........ 556,168 45,171,965
Avangrid, Inc. ..................... 76,718 2,486,430
Constellation Energy Corp. ............ 339,858 39,726,002
Duke Energy Corp. ................. 812,282 78,823,845
Edison International ................. 408,886 29,231,260
Entergy Corp. ..................... 225,225 22,790,518
Evergy, Inc. ....................... 246,065 12,844,593
Eversource Energy ................. 369,574 22,810,107
Exelon Corp. ...................... 1,053,575 37,823,343
FirstEnergy Corp. .................. 551,400 20,214,324
Genie Energy Ltd., Class B ............ 20,516 577,115
Hawaiian Electric Industries, Inc. ........ 129,131 1,832,369
IDACORP, Inc. .................... 50,588 4,973,812
MGE Energy, Inc. ................... 38,475 2,782,127
NextEra Energy, Inc. ................ 2,171,538 131,899,218
NRG Energy, Inc. ................... 243,007 12,563,462
OGE Energy Corp. .................. 212,032 7,406,278
Otter Tail Corp. .................... 44,072 3,744,798
PG&E Corp. ...................... 2,273,185 40,985,526
Pinnacle West Capital Corp. ........... 118,460 8,510,166
PNM Resources, Inc. ................ 92,689 3,855,862
Portland General Electric Co. ........... 100,513 4,356,233
PPL Corp. ....................... 780,191 21,143,176
Southern Co. (The) ................. 1,156,997 81,128,630
Xcel Energy, Inc. ................... 583,898 36,149,125
690,751,196
Security
Shares
Shares Value
Electrical Equipment — 0.7%
Acuity Brands, Inc. .................. 33,951 $ 6,954,183
Advent Technologies Holdings, Inc.
(a)(b)
.... 72 16
Allient, Inc. ....................... 20,165 609,185
AMETEK, Inc. ..................... 244,279 40,279,164
Array Technologies, Inc.
(a)(b)
............ 149,397 2,509,870
Atkore, Inc.
(a)(b)
..................... 39,930 6,388,800
Babcock & Wilcox Enterprises, Inc.
(a)
...... 95,936 140,067
Bloom Energy Corp., Class A
(a)(b)
........ 236,482 3,499,934
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 370,769 867,599
Eaton Corp. plc .................... 422,622 101,775,830
Emerson Electric Co. ................ 603,382 58,727,170
Encore Wire Corp.
(b)
................. 16,964 3,623,510
Energous Corp.
(a)(b)
.................. 2,684 4,912
Energy Focus, Inc.
(a)(b)
................ 2 3
EnerSys ......................... 44,073 4,449,610
Enovix Corp.
(a)(b)
.................... 148,044 1,853,511
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 174,215 189,894
Fluence Energy, Inc., Class A
(a)(b)
........ 61,200 1,459,620
FuelCell Energy, Inc.
(a)(b)
.............. 600,593 960,949
Generac Holdings, Inc.
(a)(b)
............. 66,130 8,546,641
GrafTech International Ltd. ............ 225,705 494,294
Hubbell, Inc. ...................... 56,052 18,437,184
Ideal Power, Inc.
(a)
.................. 636 4,935
LSI Industries, Inc. .................. 31,944 449,771
NEXTracker, Inc., Class A
(a)(b)
........... 54,664 2,561,008
NuScale Power Corp., Class A
(a)(b)
........ 90,412 297,455
nVent Electric plc ................... 180,053 10,639,332
Ocean Power Technologies, Inc.
(a)(b)
...... 15 5
Pineapple Energy, Inc.
(a)
.............. 18 11
Plug Power, Inc.
(a)(b)
................. 575,370 2,589,165
Powell Industries, Inc. ................ 9,445 834,938
Preformed Line Products Co. ........... 3,377 452,045
Regal Rexnord Corp. ................ 69,313 10,259,710
Rockwell Automation, Inc. ............. 121,797 37,815,533
Sensata Technologies Holding plc ........ 160,287 6,021,983
SES AI Corp., Class A
(a)(b)
............. 214,617 392,749
Shoals Technologies Group, Inc., Class A
(a)(b)
181,039 2,813,346
Stem, Inc.
(a)(b)
..................... 155,734 604,248
SunPower Corp.
(a)(b)
................. 85,071 410,893
Sunrun, Inc.
(a)
..................... 226,762 4,451,338
Sunworks, Inc.
(a)(b)
.................. 45 11
Thermon Group Holdings, Inc.
(a)
......... 35,688 1,162,358
Vertiv Holdings Co., Class A ........... 375,863 18,052,700
Vicor Corp.
(a)
...................... 25,639 1,152,217
362,737,697
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.
(b)
....... 39,929 4,349,067
AEye, Inc.
(a)(b)
..................... 8 18
Amphenol Corp., Class A ............. 634,582 62,906,114
Arlo Technologies, Inc.
(a)
.............. 101,478 966,071
Arrow Electronics, Inc.
(a)
.............. 58,871 7,196,980
Avnet, Inc. ....................... 93,281 4,701,362
Badger Meter, Inc. .................. 30,650 4,731,441
Bel Fuse, Inc., Class B, NVS ........... 14,657 978,648
Belden, Inc. ...................... 46,308 3,577,293
Benchmark Electronics, Inc. ........... 47,867 1,323,044
CDW Corp. ....................... 141,731 32,218,291
Cognex Corp. ..................... 186,744 7,794,695
Coherent Corp.
(a)(b)
.................. 141,221 6,147,350
Corning, Inc. ...................... 821,109 25,002,769
Crane NXT Co. .................... 49,937 2,839,917
CTS Corp. ....................... 39,937 1,746,844
Data I/O Corp.
(a)
.................... 9 26
ePlus, Inc.
(a)(b)
..................... 28,132 2,246,059

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc., Class A
(a)
102,464 $ 483,630
Fabrinet
(a)
........................ 37,692 7,173,918
Insight Enterprises, Inc.
(a)(b)
............ 29,176 5,169,695
IPG Photonics Corp.
(a)
............... 33,611 3,648,138
Itron, Inc.
(a)
....................... 47,532 3,589,141
Jabil, Inc. ........................ 136,615 17,404,751
Keysight Technologies, Inc.
(a)
........... 188,391 29,971,124
Kimball Electronics, Inc.
(a)
............. 30,211 814,186
Knowles Corp.
(a)
................... 95,544 1,711,193
Lightwave Logic, Inc.
(a)(b)
.............. 122,095 608,033
Littelfuse, Inc. ..................... 26,585 7,113,083
Methode Electronics, Inc. ............. 37,806 859,330
MicroVision, Inc.
(a)(b)
................. 284,645 757,156
Mirion Technologies, Inc., Class A
(a)(b)
..... 222,216 2,277,714
M-Tron Industries, Inc.
(a)(b)
............. 224 7,997
Napco Security Technologies, Inc. ....... 32,395 1,109,529
nLight, Inc.
(a)
...................... 66,748 901,098
Novanta, Inc.
(a)
.................... 38,343 6,457,345
OSI Systems, Inc.
(a)
................. 16,869 2,176,944
PAR Technology Corp.
(a)(b)
............. 33,702 1,467,385
PC Connection, Inc. ................. 16,933 1,138,067
Plexus Corp.
(a)
..................... 27,995 3,027,099
Rogers Corp.
(a)
.................... 18,374 2,426,654
Sanmina Corp.
(a)
................... 59,166 3,039,357
ScanSource, Inc.
(a)
.................. 29,594 1,172,218
SmartRent, Inc., Class A
(a)(b)
............ 257,504 821,438
TD SYNNEX Corp. .................. 55,506 5,973,001
TE Connectivity Ltd. ................. 328,849 46,203,285
Teledyne Technologies, Inc.
(a)
........... 49,602 22,136,877
Trimble, Inc.
(a)
..................... 262,747 13,978,140
TTM Technologies, Inc.
(a)
.............. 105,952 1,675,101
Vishay Intertechnology, Inc. ............ 132,683 3,180,412
Vishay Precision Group, Inc.
(a)
.......... 16,067 547,403
Vontier Corp. ...................... 168,649 5,826,823
Vuzix Corp.
(a)(b)
.................... 168,393 351,099
Zebra Technologies Corp., Class A
(a)(b)
..... 54,645 14,936,118
388,860,471
Energy Equipment & Services — 0.5%
Archrock, Inc. ..................... 141,258 2,175,373
Atlas Energy Solutions, Inc.
(b)
........... 61,265 1,054,983
Baker Hughes Co., Class A ............ 1,064,989 36,401,324
Bristow Group, Inc.
(a)
................ 27,783 785,425
Cactus, Inc., Class A ................ 67,684 3,072,854
ChampionX Corp. .................. 208,737 6,097,208
Core Laboratories, Inc. ............... 59,572 1,052,042
Diamond Offshore Drilling, Inc.
(a)(b)
....... 123,342 1,603,446
DMC Global, Inc.
(a)
.................. 23,645 444,999
Dril-Quip, Inc.
(a)
.................... 36,021 838,209
ENGlobal Corp.
(a)
................... 1 2
Enservco Corp.
(a)(b)
.................. 36 9
Expro Group Holdings NV
(a)
............ 100,958 1,607,251
Halliburton Co. .................... 950,207 34,349,983
Helix Energy Solutions Group, Inc.
(a)
...... 169,867 1,746,233
Helmerich & Payne, Inc. .............. 109,019 3,948,668
Liberty Energy, Inc., Class A ........... 164,038 2,975,649
MIND Technology, Inc.
(a)(b)
............. 995 6,497
Nabors Industries Ltd.
(a)
.............. 11,658 951,643
Natural Gas Services Group, Inc.
(a)
....... 48 772
Newpark Resources, Inc.
(a)
............ 104,731 695,414
Nine Energy Service, Inc.
(a)(b)
........... 18 48
Noble Corp. plc .................... 116,568 5,613,915
NOV, Inc. ........................ 427,108 8,661,750
Oceaneering International, Inc.
(a)
........ 112,012 2,383,615
Oil States International, Inc.
(a)
........... 73,270 497,503
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. ............ 361,824 $ 3,907,699
ProPetro Holding Corp.
(a)
.............. 86,212 722,457
RPC, Inc. ........................ 86,931 632,858
Schlumberger NV .................. 1,510,585 78,610,843
SEACOR Marine Holdings, Inc.
(a)(b)
....... 47,514 598,201
Select Water Solutions, Inc., Class A ...... 104,115 790,233
Solaris Oilfield Infrastructure, Inc., Class A .. 53,359 424,738
Superior Drilling Products, Inc.
(a)
......... 9 6
TechnipFMC plc .................... 460,907 9,282,667
TETRA Technologies, Inc.
(a)
............ 139,621 631,087
Tidewater, Inc.
(a)(b)
.................. 52,500 3,785,775
Transocean Ltd.
(a)(b)
................. 786,995 4,997,418
US Silica Holdings, Inc.
(a)
............. 89,524 1,012,516
Valaris Ltd.
(a)
...................... 64,194 4,401,783
Weatherford International plc
(a)
.......... 75,173 7,354,175
234,117,271
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
260,939 1,596,947
Atlanta Braves Holdings, Inc., Class A
(a)(b)
... 13,458 575,733
Atlanta Braves Holdings, Inc., Class C, NVS
(a)(b)
44,220 1,750,228
Cinemark Holdings, Inc.
(a)(b)
............ 123,503 1,740,157
Cineverse Corp.
(a)(b)
................. 4,535 6,122
CuriosityStream, Inc., Class A
(a)
......... 63 34
Electronic Arts, Inc. ................. 260,035 35,575,388
Endeavor Group Holdings, Inc., Class A .... 200,581 4,759,787
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 25,145 1,457,907
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 218,356 13,784,814
Liberty Media Corp.-Liberty Live, Class A
(a)(b)
28,823 1,053,481
Liberty Media Corp.-Liberty Live, Class C,
NVS
(a)(b)
....................... 50,738 1,897,094
Lions Gate Entertainment Corp., Class A
(a)(b)
. 59,259 645,923
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 146,981 1,497,737
Live Nation Entertainment, Inc.
(a)(b)
....... 151,070 14,140,152
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 49,089 1,560,539
Madison Square Garden Sports Corp.
(a)
.... 17,311 3,147,659
Marcus Corp. (The)
(b)
................ 59,980 874,508
Netflix, Inc.
(a)
...................... 463,222 225,533,527
Playtika Holding Corp.
(a)(b)
............. 89,738 782,515
PodcastOne, Inc.
(a)
.................. 5 9
ROBLOX Corp., Class A
(a)(b)
............ 520,268 23,786,653
Roku, Inc., Class A
(a)
................ 133,478 12,234,594
Sphere Entertainment Co., Class A
(a)(b)
..... 26,955 915,392
Take-Two Interactive Software, Inc.
(a)
...... 168,159 27,065,191
TKO Group Holdings, Inc. ............. 64,099 5,229,197
Walt Disney Co. (The)
(a)
.............. 1,936,648 174,859,948
Warner Bros Discovery, Inc.
(a)
.......... 2,356,246 26,814,080
Warner Music Group Corp., Class A ...... 144,509 5,171,977
588,457,293
Financial Services — 4.0%
Affirm Holdings, Inc., Class A
(a)(b)
......... 235,167 11,556,106
Alerus Financial Corp. ............... 27,517 616,106
A-Mark Precious Metals, Inc. ........... 21,330 645,233
Apollo Global Management, Inc. ......... 467,156 43,534,268
AvidXchange Holdings, Inc.
(a)(b)
.......... 208,554 2,583,984
Berkshire Hathaway, Inc., Class B
(a)
...... 1,925,709 686,823,372
Block, Inc., Class A
(a)
................ 589,844 45,624,433
Cannae Holdings, Inc.
(a)
.............. 84,841 1,655,248
Cantaloupe, Inc.
(a)
.................. 88,106 652,865
Cass Information Systems, Inc. ......... 18,474 832,254
Enact Holdings, Inc. ................. 38,864 1,122,781

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Equitable Holdings, Inc. .............. 334,792 $ 11,148,574
Essent Group Ltd. .................. 112,777 5,947,859
Euronet Worldwide, Inc.
(a)
............. 47,488 4,819,557
EVERTEC, Inc. .................... 73,336 3,002,376
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 9,851 1,883,708
Fidelity National Information Services, Inc. .. 630,257 37,859,538
Fiserv, Inc.
(a)
...................... 635,265 84,388,603
FleetCor Technologies, Inc.
(a)
........... 77,063 21,778,774
FlexShopper, Inc.
(a)
................. 9 15
Flywire Corp.
(a)(b)
................... 114,933 2,660,699
Global Payments, Inc. ............... 276,105 35,065,335
I3 Verticals, Inc., Class A
(a)
............. 26,269 556,115
International Money Express, Inc.
(a)(b)
...... 40,463 893,828
Jack Henry & Associates, Inc. .......... 77,186 12,612,964
Jackson Financial, Inc., Class A ......... 58,729 3,006,925
Marqeta, Inc., Class A
(a)
.............. 461,661 3,222,394
Mastercard, Inc., Class A .............. 876,435 373,808,292
Merchants Bancorp ................. 31,678 1,348,849
MGIC Investment Corp. .............. 310,704 5,993,480
Mr Cooper Group, Inc.
(a)
.............. 70,107 4,565,368
NCR Atleos Corp.
(a)
................. 74,934 1,820,147
NewtekOne, Inc. ................... 33,151 457,484
NMI Holdings, Inc., Class A
(a)
........... 91,755 2,723,288
Payoneer Global, Inc.
(a)
............... 201,006 1,047,241
PayPal Holdings, Inc.
(a)
............... 1,147,425 70,463,369
PennyMac Financial Services, Inc. ....... 33,347 2,946,874
Radian Group, Inc. .................. 161,239 4,603,373
Remitly Global, Inc.
(a)
................ 153,075 2,972,717
Repay Holdings Corp., Class A
(a)
........ 94,021 802,939
Rocket Cos., Inc., Class A
(a)
............ 152,908 2,214,108
Shift4 Payments, Inc., Class A
(a)(b)
........ 60,196 4,474,971
Toast, Inc., Class A
(a)(b)
............... 405,751 7,409,013
UWM Holdings Corp., Class A .......... 95,645 683,862
Velocity Financial, Inc.
(a)
.............. 55,197 950,492
Visa, Inc., Class A .................. 1,687,069 439,228,414
Voya Financial, Inc. ................. 108,444 7,912,074
Walker & Dunlop, Inc. ................ 37,918 4,209,277
Waterstone Financial, Inc. ............. 44,954 638,347
Western Union Co. (The) ............. 301,804 3,597,504
WEX, Inc.
(a)
....................... 45,491 8,850,274
1,978,215,671
Food Products — 0.9%
Alico, Inc. ........................ 21,211 616,816
Archer-Daniels-Midland Co. ............ 567,327 40,972,356
B&G Foods, Inc. ................... 82,935 870,818
Beyond Meat, Inc.
(a)(b)
................ 87,373 777,620
Bunge Global SA ................... 153,399 15,485,629
Calavo Growers, Inc. ................ 20,220 594,670
Cal-Maine Foods, Inc. ................ 41,474 2,380,193
Campbell Soup Co. ................. 204,980 8,861,285
Conagra Brands, Inc. ................ 513,520 14,717,483
Darling Ingredients, Inc.
(a)
............. 169,433 8,444,541
Flowers Foods, Inc. ................. 214,527 4,829,003
Fresh Del Monte Produce, Inc. .......... 42,966 1,127,858
Freshpet, Inc.
(a)
.................... 50,501 4,381,467
General Mills, Inc. .................. 615,206 40,074,519
Hain Celestial Group, Inc. (The)
(a)
........ 94,319 1,032,793
Hershey Co. (The) .................. 159,992 29,828,908
Hormel Foods Corp. ................. 309,385 9,934,352
Ingredion, Inc. ..................... 70,048 7,602,309
J & J Snack Foods Corp. .............. 17,439 2,914,754
J M Smucker Co. (The) ............... 112,123 14,170,105
John B Sanfilippo & Son, Inc. ........... 10,352 1,066,670
Security
Shares
Shares Value
Food Products (continued)
Kellanova ........................ 275,581 $ 15,407,734
Kraft Heinz Co. (The) ................ 850,152 31,438,621
Lamb Weston Holdings, Inc. ........... 152,865 16,523,178
Lancaster Colony Corp. .............. 21,140 3,517,485
McCormick & Co., Inc., NVS ........... 269,117 18,412,985
Mission Produce, Inc.
(a)(b)
.............. 53,576 540,582
Mondelez International, Inc., Class A ...... 1,439,856 104,288,770
Pilgrim's Pride Corp.
(a)
............... 46,825 1,295,180
Post Holdings, Inc.
(a)(b)
................ 51,284 4,516,069
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 9 41
S&W Seed Co.
(a)
................... 45 31
Seaboard Corp. .................... 260 928,226
Simply Good Foods Co. (The)
(a)
......... 93,889 3,718,004
Sovos Brands, Inc.
(a)(b)
............... 72,330 1,593,430
Tootsie Roll Industries, Inc. ............ 19,102 634,950
TreeHouse Foods, Inc.
(a)
.............. 52,840 2,190,218
Tyson Foods, Inc., Class A ............ 299,823 16,115,486
Utz Brands, Inc., Class A
(b)
............ 77,358 1,256,294
Vital Farms, Inc.
(a)
.................. 42,929 673,556
WK Kellogg Co. .................... 68,913 905,517
434,640,506
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 154,842 17,946,188
Chesapeake Utilities Corp. ............ 23,678 2,501,107
National Fuel Gas Co. ............... 97,080 4,870,504
New Jersey Resources Corp. ........... 111,435 4,967,772
Northwest Natural Holding Co. .......... 38,926 1,515,778
ONE Gas, Inc. ..................... 59,918 3,817,975
Southwest Gas Holdings, Inc. .......... 64,787 4,104,256
Spire, Inc. ........................ 54,735 3,412,180
UGI Corp. ........................ 223,513 5,498,420
48,634,180
Ground Transportation — 1.1%
ArcBest Corp. ..................... 25,261 3,036,625
Avis Budget Group, Inc. .............. 20,175 3,576,221
Covenant Logistics Group, Inc., Class A .... 10,348 476,422
CSX Corp. ....................... 2,095,038 72,634,967
FTAI Infrastructure, Inc. ............... 159,371 619,953
Heartland Express, Inc.
(b)
............. 49,363 703,916
Hertz Global Holdings, Inc.
(a)(b)
.......... 148,183 1,539,621
JB Hunt Transport Services, Inc. ........ 85,861 17,149,876
Knight-Swift Transportation Holdings, Inc. .. 171,739 9,900,753
Landstar System, Inc. ................ 37,034 7,171,634
Lyft, Inc., Class A
(a)
.................. 372,381 5,581,991
Marten Transport Ltd. ................ 68,299 1,432,913
Norfolk Southern Corp. ............... 239,321 56,570,698
Old Dominion Freight Line, Inc. ......... 94,694 38,382,319
RXO, Inc.
(a)(b)
...................... 123,841 2,880,542
Ryder System, Inc. .................. 46,010 5,293,911
Saia, Inc.
(a)
....................... 28,081 12,305,656
Schneider National, Inc., Class B ........ 47,318 1,204,243
Uber Technologies, Inc.
(a)
............. 2,178,068 134,103,647
U-Haul Holding Co.
(a)
................ 10,019 719,364
U-Haul Holding Co., NVS
(b)
............ 103,789 7,310,897
Union Pacific Corp. ................. 645,222 158,479,428
Werner Enterprises, Inc. .............. 71,256 3,019,117
XPO, Inc.
(a)
....................... 122,172 10,701,046
554,795,760
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................. 1,836,688 202,164,248
Align Technology, Inc.
(a)
............... 75,182 20,599,868
Alphatec Holdings, Inc.
(a)(b)
............. 103,876 1,569,566
AngioDynamics, Inc.
(a)
............... 68,931 540,419

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Artivion, Inc.
(a)(b)
.................... 56,056 $ 1,002,281
Aspira Women's Health, Inc.
(a)
.......... 1 4
AtriCure, Inc.
(a)(b)
................... 53,648 1,914,697
Atrion Corp. ...................... 1,560 590,912
Avanos Medical, Inc.
(a)
............... 53,164 1,192,469
Axonics, Inc.
(a)(b)
.................... 57,498 3,578,101
Baxter International, Inc. .............. 542,170 20,960,292
Becton Dickinson & Co. .............. 307,074 74,873,853
Boston Scientific Corp.
(a)
.............. 1,549,753 89,591,221
Cerus Corp.
(a)
..................... 285,046 615,699
Co-Diagnostics, Inc.
(a)
................ 36 48
CONMED Corp. .................... 34,829 3,814,124
Cooper Cos., Inc. (The) .............. 53,151 20,114,464
Dentsply Sirona, Inc. ................ 231,794 8,249,549
Dexcom, Inc.
(a)
.................... 408,914 50,742,138
Eargo, Inc.
(a)
...................... 9 23
Edwards Lifesciences Corp.
(a)
.......... 645,245 49,199,931
Ekso Bionics Holdings, Inc.
(a)
........... 18 45
Embecta Corp. .................... 58,720 1,111,570
Enovis Corp.
(a)
..................... 55,253 3,095,273
Envista Holdings Corp.
(a)(b)
............. 189,755 4,565,505
GE HealthCare Technologies, Inc. ....... 417,005 32,242,827
Glaukos Corp.
(a)(b)
................... 51,967 4,130,857
Globus Medical, Inc., Class A
(a)(b)
........ 125,862 6,707,186
Haemonetics Corp.
(a)
................ 55,307 4,729,302
Hologic, Inc.
(a)
..................... 260,083 18,582,930
ICU Medical, Inc.
(a)
.................. 23,552 2,349,077
IDEXX Laboratories, Inc.
(a)
............. 88,002 48,845,510
Impact BioMedical, Inc., (Acquired 07/07/23,
cost $2)
(a)(f)
..................... 360 2
Inari Medical, Inc.
(a)
................. 55,145 3,580,013
Inspire Medical Systems, Inc.
(a)(b)
........ 32,186 6,547,598
Insulet Corp.
(a)
..................... 74,720 16,212,746
Integer Holdings Corp.
(a)
.............. 35,609 3,528,140
Integra LifeSciences Holdings Corp.
(a)(b)
.... 74,468 3,243,081
Intuitive Surgical, Inc.
(a)
............... 372,657 125,719,566
InVivo Therapeutics Holdings Corp.
(a)
..... 1 1
iRhythm Technologies, Inc.
(a)(b)
.......... 32,633 3,493,036
Kewaunee Scientific Corp.
(a)
........... 262 7,616
Lantheus Holdings, Inc.
(a)
............. 72,832 4,515,584
LeMaitre Vascular, Inc. ............... 22,566 1,280,846
LENSAR, Inc.
(a)
.................... 9 32
LivaNova plc
(a)
..................... 57,484 2,974,222
LogicMark, Inc.
(a)
................... 2 2
Masimo Corp.
(a)
.................... 47,799 5,602,521
Medtronic plc ..................... 1,408,251 116,011,717
Merit Medical Systems, Inc.
(a)
........... 62,670 4,760,413
Microbot Medical, Inc.
(a)
.............. 17 28
Motus GI Holdings, Inc.
(a)
............. 1 1
Neogen Corp.
(a)
.................... 213,049 4,284,415
NeuroMetrix, Inc.
(a)
.................. 1 4
Nevro Corp.
(a)
..................... 39,263 844,940
Novocure Ltd.
(a)
.................... 110,131 1,644,256
Omnicell, Inc.
(a)
.................... 48,162 1,812,336
OraSure Technologies, Inc.
(a)
........... 100,548 824,494
Orthofix Medical, Inc.
(a)
............... 42,703 575,637
OrthoPediatrics Corp.
(a)(b)
.............. 16,426 534,009
Outset Medical, Inc.
(a)(b)
............... 50,451 272,940
Paragon 28, Inc.
(a)
.................. 62,152 772,549
PAVmed, Inc.
(a)(b)
................... 10 41
Penumbra, Inc.
(a)(b)
.................. 41,542 10,449,475
Predictive Oncology, Inc.
(a)
............. 1 3
PROCEPT BioRobotics Corp.
(a)(b)
........ 51,963 2,177,769
Pulmonx Corp.
(a)(b)
.................. 56,234 716,984
QuidelOrtho Corp.
(a)(b)
................ 53,332 3,930,568
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ..................... 156,502 $ 26,921,474
RxSight, Inc.
(a)
..................... 27,880 1,124,122
Senseonics Holdings, Inc.
(a)(b)
........... 847,417 483,112
Shockwave Medical, Inc.
(a)
............. 38,533 7,342,849
SI-BONE, Inc.
(a)(b)
................... 46,680 979,813
Silk Road Medical, Inc.
(a)(b)
............. 44,851 550,322
SiNtx Technologies, Inc.
(a)
............. 1 —
STAAR Surgical Co.
(a)(b)
............... 52,601 1,641,677
STERIS plc ....................... 104,776 23,035,004
Stryker Corp. ..................... 357,848 107,161,162
Surmodics, Inc.
(a)
................... 14,686 533,836
Tandem Diabetes Care, Inc.
(a)
.......... 70,919 2,097,784
Teleflex, Inc.
(b)
..................... 50,314 12,545,293
ThermoGenesis Holdings, Inc.
(a)
......... 1 1
TransMedics Group, Inc.
(a)(b)
............ 34,234 2,702,090
Treace Medical Concepts, Inc.
(a)(b)
........ 60,085 766,084
UFP Technologies, Inc.
(a)
.............. 7,666 1,318,859
Varex Imaging Corp.
(a)
............... 42,944 880,352
Zimmer Biomet Holdings, Inc. .......... 223,063 27,146,767
1,221,222,175
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A
(a)(b)
....... 522,534 477,335
Acadia Healthcare Co., Inc.
(a)
........... 99,701 7,752,750
Accolade, Inc.
(a)(b)
................... 74,262 891,887
AdaptHealth Corp.
(a)
................. 79,739 581,297
Addus HomeCare Corp.
(a)
............. 17,113 1,588,942
agilon health, Inc.
(a)(b)
................ 323,310 4,057,540
Alignment Healthcare, Inc.
(a)(b)
.......... 135,866 1,169,806
Amedisys, Inc.
(a)
................... 35,672 3,390,980
AMN Healthcare Services, Inc.
(a)(b)
....... 41,712 3,123,395
Apollo Medical Holdings, Inc.
(a)(b)
......... 45,454 1,740,888
Brookdale Senior Living, Inc.
(a)(b)
......... 195,692 1,138,927
Cardinal Health, Inc. ................. 261,593 26,368,574
Castle Biosciences, Inc.
(a)
............. 28,526 615,591
Cencora, Inc. ..................... 174,578 35,854,830
Centene Corp.
(a)
................... 565,398 41,958,186
Chemed Corp. ..................... 15,721 9,192,855
Cigna Group (The) .................. 309,713 92,743,558
Clover Health Investments Corp.
(a)(b)
...... 502,076 478,027
Community Health Systems, Inc.
(a)
....... 166,736 521,884
CorVel Corp.
(a)
..................... 9,549 2,360,608
Cross Country Healthcare, Inc.
(a)
........ 36,780 832,699
CVS Health Corp. .................. 1,359,435 107,340,988
DaVita, Inc.
(a)
...................... 56,466 5,915,378
DocGo, Inc.
(a)
..................... 102,499 572,969
Elevance Health, Inc. ................ 248,942 117,391,090
Encompass Health Corp. ............. 104,885 6,997,927
Enhabit, Inc.
(a)(b)
.................... 52,287 541,170
Ensign Group, Inc. (The) .............. 59,495 6,675,934
Fulgent Genetics, Inc.
(a)(b)
............. 30,954 894,880
Guardant Health, Inc.
(a)(b)
.............. 129,189 3,494,562
HCA Healthcare, Inc. ................ 209,995 56,841,447
HealthEquity, Inc.
(a)
.................. 90,855 6,023,686
Henry Schein, Inc.
(a)(b)
................ 138,529 10,488,031
Hims & Hers Health, Inc., Class A
(a)(b)
..... 183,541 1,633,515
Humana, Inc. ..................... 130,880 59,918,173
Laboratory Corp. of America Holdings ..... 89,872 20,427,007
LifeStance Health Group, Inc.
(a)(b)
........ 100,432 786,383
McKesson Corp. ................... 140,656 65,120,915
ModivCare, Inc.
(a)
................... 17,786 782,406
Molina Healthcare, Inc.
(a)
.............. 61,425 22,193,467
National HealthCare Corp. ............. 16,028 1,481,308
National Research Corp. .............. 20,118 795,868
NeoGenomics, Inc.
(a)
................ 140,449 2,272,465

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Ontrak, Inc.
(a)
..................... 3 $ 1
OPKO Health, Inc.
(a)
................. 575,312 868,721
Option Care Health, Inc.
(a)
............. 195,310 6,579,994
Owens & Minor, Inc.
(a)
................ 86,383 1,664,600
Patterson Cos., Inc. ................. 94,972 2,701,953
Pediatrix Medical Group, Inc.
(a)
.......... 94,501 878,859
Pennant Group, Inc. (The)
(a)
............ 38,829 540,500
PetIQ, Inc., Class A
(a)
................ 31,991 631,822
Premier, Inc., Class A ................ 133,101 2,976,138
Privia Health Group, Inc.
(a)(b)
............ 116,407 2,680,853
Progyny, Inc.
(a)
..................... 90,942 3,381,224
Psychemedics Corp. ................ 9 27
Quest Diagnostics, Inc. ............... 118,926 16,397,517
R1 RCM, Inc.
(a)
.................... 211,851 2,239,265
RadNet, Inc.
(a)(b)
.................... 69,897 2,430,319
Select Medical Holdings Corp. .......... 115,483 2,713,850
Surgery Partners, Inc.
(a)(b)
............. 74,906 2,396,243
Tenet Healthcare Corp.
(a)
.............. 107,374 8,114,253
UnitedHealth Group, Inc. .............. 978,932 515,378,330
Universal Health Services, Inc., Class B ... 64,805 9,878,874
US Physical Therapy, Inc. ............. 16,827 1,567,267
1,319,450,738
Health Care REITs — 0.2%
CareTrust REIT, Inc. ................. 143,072 3,201,951
Community Healthcare Trust, Inc. ........ 41,798 1,113,499
Diversified Healthcare Trust ............ 273,069 1,021,278
Global Medical REIT, Inc. ............. 56,104 622,754
Healthcare Realty Trust, Inc., Class A ..... 413,963 7,132,582
Healthpeak Properties, Inc. ............ 585,326 11,589,455
LTC Properties, Inc. ................. 53,429 1,716,139
Medical Properties Trust, Inc.
(b)
.......... 639,695 3,140,902
National Health Investors, Inc. .......... 46,362 2,589,318
Omega Healthcare Investors, Inc. ........ 262,985 8,063,120
Physicians Realty Trust ............... 250,899 3,339,466
Sabra Health Care REIT, Inc. ........... 261,970 3,738,312
Universal Health Realty Income Trust ..... 12,596 544,777
Ventas, Inc. ...................... 428,071 21,335,059
Welltower, Inc. ..................... 587,668 52,990,024
122,138,636
Health Care Technology — 0.1%
American Well Corp., Class A
(a)
......... 407,776 607,586
Certara, Inc.
(a)(b)
.................... 119,313 2,098,716
Definitive Healthcare Corp., Class A
(a)(b)
.... 80,812 803,271
Doximity, Inc., Class A
(a)(b)
............. 138,260 3,876,810
Evolent Health, Inc., Class A
(a)(b)
......... 125,272 4,137,734
GoodRx Holdings, Inc., Class A
(a)(b)
....... 103,134 690,998
Health Catalyst, Inc.
(a)(b)
............... 69,179 640,598
HealthStream, Inc. .................. 27,466 742,406
LifeMD, Inc.
(a)(b)
.................... 33,638 278,859
Multiplan Corp., Class A
(a)
............. 345,328 497,272
Phreesia, Inc.
(a)(b)
................... 55,965 1,295,590
Schrodinger, Inc.
(a)(b)
................. 58,002 2,076,472
Simulations Plus, Inc. ................ 20,137 901,131
Teladoc Health, Inc.
(a)(b)
............... 190,168 4,098,120
Veeva Systems, Inc., Class A
(a)
......... 155,748 29,984,605
Veradigm, Inc.
(a)
.................... 131,712 1,381,659
54,111,827
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............ 235,013 3,903,566
Chatham Lodging Trust ............... 96,937 1,039,165
DiamondRock Hospitality Co. ........... 221,950 2,084,111
Host Hotels & Resorts, Inc. ............ 752,752 14,656,081
Park Hotels & Resorts, Inc. ............ 237,565 3,634,745
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust
(b)
............. 136,796 $ 2,186,000
RLJ Lodging Trust .................. 178,505 2,092,079
Ryman Hospitality Properties, Inc. ....... 62,658 6,896,139
Service Properties Trust .............. 181,524 1,550,215
Sotherly Hotels, Inc.
(a)
................ 9 13
Summit Hotel Properties, Inc. ........... 136,596 917,925
Sunstone Hotel Investors, Inc. .......... 234,181 2,512,762
Xenia Hotels & Resorts, Inc. ........... 105,169 1,432,402
42,905,203
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)(b)
..... 65,278 670,405
Airbnb, Inc., Class A
(a)
................ 460,138 62,643,187
Allied Gaming & Entertainment, Inc.
(a)
..... 9 10
Aramark ......................... 281,451 7,908,773
Bally's Corp.
(a)(b)
.................... 41,237 574,844
BJ's Restaurants, Inc.
(a)
............... 27,454 988,619
Bloomin' Brands, Inc. ................ 92,420 2,601,623
Bluegreen Vacations Holding Corp. ....... 10,377 779,520
Booking Holdings, Inc.
(a)
.............. 36,932 131,005,929
Bowlero Corp., Class A
(a)(b)
............. 54,789 775,812
Boyd Gaming Corp. ................. 72,051 4,511,113
Brinker International, Inc.
(a)
............ 49,205 2,124,672
Caesars Entertainment, Inc.
(a)
.......... 235,278 11,029,833
Carnival Corp.
(a)
.................... 1,062,004 19,689,554
Cava Group, Inc.
(a)(b)
................. 18,184 781,548
Cheesecake Factory, Inc. (The) ......... 56,822 1,989,338
Chipotle Mexican Grill, Inc.
(a)
........... 29,031 66,392,736
Choice Hotels International, Inc.
(b)
........ 24,008 2,720,106
Churchill Downs, Inc. ................ 71,979 9,712,126
Chuy's Holdings, Inc.
(a)
............... 24,322 929,830
Cracker Barrel Old Country Store, Inc. ..... 25,594 1,972,785
Darden Restaurants, Inc. ............. 127,371 20,927,055
Dave & Buster's Entertainment, Inc.
(a)
..... 43,166 2,324,489
Denny's Corp.
(a)(b)
................... 67,180 730,918
Dine Brands Global, Inc. .............. 18,569 921,951
Domino's Pizza, Inc. ................. 36,848 15,189,851
DoorDash, Inc., Class A
(a)(b)
............ 321,758 31,818,649
DraftKings, Inc., Class A
(a)
............. 496,010 17,484,352
Dutch Bros, Inc., Class A
(a)(b)
........... 56,964 1,804,050
Everi Holdings, Inc.
(a)
................ 111,839 1,260,426
Expedia Group, Inc.
(a)
................ 141,506 21,479,196
First Watch Restaurant Group, Inc.
(a)(b)
..... 38,196 767,740
Flanigan's Enterprises, Inc. ............ 198 5,093
Golden Entertainment, Inc. ............ 22,988 917,911
Hilton Grand Vacations, Inc.
(a)
.......... 72,849 2,927,073
Hilton Worldwide Holdings, Inc. ......... 269,455 49,065,061
Hyatt Hotels Corp., Class A
(b)
........... 45,319 5,910,051
Jack in the Box, Inc. ................. 21,938 1,790,799
Krispy Kreme, Inc. .................. 104,598 1,578,384
Kura Sushi USA, Inc., Class A
(a)(b)
........ 8,006 608,456
Las Vegas Sands Corp. .............. 397,901 19,580,708
Life Time Group Holdings, Inc.
(a)(b)
........ 58,479 881,863
Light & Wonder, Inc., Class A
(a)(b)
........ 97,895 8,038,158
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 54,478 613,967
Marriott International, Inc., Class A ....... 260,807 58,814,587
Marriott Vacations Worldwide Corp. ....... 35,336 2,999,673
McDonald's Corp. .................. 767,725 227,638,140
MGM Resorts International
(a)
........... 289,095 12,916,765
Monarch Casino & Resort, Inc. .......... 13,846 957,451
Norwegian Cruise Line Holdings Ltd.
(a)
..... 452,250 9,063,090
Papa John's International, Inc. .......... 36,925 2,814,793
Penn Entertainment, Inc.
(a)
............. 161,422 4,200,200
Planet Fitness, Inc., Class A
(a)
.......... 90,013 6,570,949
Playa Hotels & Resorts NV
(a)(b)
.......... 144,204 1,247,365

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Portillo's, Inc., Class A
(a)(b)
............. 50,500 $ 804,465
Rave Restaurant Group, Inc.
(a)
.......... 3,285 7,326
RCI Hospitality Holdings, Inc. ........... 9,550 632,783
Red Rock Resorts, Inc., Class A ......... 51,127 2,726,603
Royal Caribbean Cruises Ltd.
(a)
......... 250,880 32,486,451
Rush Street Interactive, Inc., Class A
(a)
.... 90,062 404,378
Sabre Corp.
(a)
..................... 419,473 1,845,681
SeaWorld Entertainment, Inc.
(a)(b)
........ 41,210 2,177,124
Shake Shack, Inc., Class A
(a)
........... 40,589 3,008,457
Six Flags Entertainment Corp.
(a)
......... 76,867 1,927,824
Soho House & Co., Inc., Class A
(a)(b)
...... 67,870 483,234
Starbucks Corp. .................... 1,209,352 116,109,885
Sweetgreen, Inc., Class A
(a)(b)
........... 110,625 1,250,062
Target Hospitality Corp.
(a)
............. 31,687 308,314
Texas Roadhouse, Inc. ............... 69,981 8,553,778
Travel + Leisure Co. ................. 82,886 3,240,014
Vacasa, Inc., Class A
(a)(b)
.............. 6 49
Vail Resorts, Inc. ................... 40,007 8,540,294
Wendy's Co. (The) .................. 189,143 3,684,506
Wingstop, Inc. ..................... 31,253 8,018,895
Wyndham Hotels & Resorts, Inc. ........ 91,165 7,330,578
Wynn Resorts Ltd. .................. 104,899 9,557,348
Xponential Fitness, Inc., Class A
(a)
....... 26,648 343,493
Yum! Brands, Inc. .................. 293,589 38,360,339
1,115,453,458
Household Durables — 0.6%
Beazer Homes USA, Inc.
(a)
............ 30,180 1,019,782
Cavco Industries, Inc.
(a)
............... 9,266 3,211,781
Century Communities, Inc. ............ 29,696 2,706,494
Cricut, Inc., Class A
(b)
................ 60,487 398,609
DR Horton, Inc. .................... 317,396 48,237,844
Dream Finders Homes, Inc., Class A
(a)
..... 24,843 882,672
Emerson Radio Corp.
(a)
............... 18 10
Ethan Allen Interiors, Inc. ............. 30,076 960,026
Flexsteel Industries, Inc. .............. 27,230 513,286
Garmin Ltd. ....................... 164,482 21,142,516
GoPro, Inc., Class A
(a)(b)
............... 234,237 812,802
Green Brick Partners, Inc.
(a)
............ 29,719 1,543,605
Helen of Troy Ltd.
(a)(b)
................ 24,869 3,004,424
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 6,530 1,016,199
Installed Building Products, Inc. ......... 24,426 4,465,561
iRobot Corp.
(a)
..................... 33,774 1,307,054
KB Home ........................ 85,837 5,361,379
La-Z-Boy, Inc. ..................... 47,822 1,765,588
Leggett & Platt, Inc. ................. 141,343 3,698,946
Lennar Corp., Class A ................ 251,740 37,519,330
Lennar Corp., Class B
(b)
.............. 25,417 3,407,149
LGI Homes, Inc.
(a)(b)
................. 21,683 2,887,308
M/I Homes, Inc.
(a)
................... 28,664 3,948,179
MDC Holdings, Inc. ................. 64,062 3,539,426
Meritage Homes Corp. ............... 37,594 6,548,875
Mohawk Industries, Inc.
(a)
............. 55,292 5,722,722
Nephros, Inc.
(a)
.................... 4,131 14,252
Newell Brands, Inc. ................. 421,552 3,659,071
NVR, Inc.
(a)
....................... 3,338 23,367,502
PulteGroup, Inc. ................... 228,322 23,567,397
Skyline Champion Corp.
(a)
............. 57,200 4,247,672
Sonos, Inc.
(a)
...................... 149,488 2,562,224
Taylor Morrison Home Corp.
(a)
.......... 113,597 6,060,400
Tempur Sealy International, Inc. ......... 185,873 9,473,947
Toll Brothers, Inc. ................... 115,643 11,886,944
TopBuild Corp.
(a)
................... 33,495 12,535,839
TRI Pointe Homes, Inc.
(a)
.............. 109,861 3,889,079
Vizio Holding Corp., Class A
(a)
.......... 148,826 1,145,960
Security
Shares
Shares Value
Household Durables (continued)
Whirlpool Corp. .................... 59,849 $ 7,287,813
Worthington Enterprises, Inc. ........... 33,233 1,912,559
277,232,226
Household Products — 1.1%
Central Garden & Pet Co., Class A, NVS
(a)
.. 43,425 1,912,437
Church & Dwight Co., Inc. ............. 259,283 24,517,801
Clorox Co. (The) ................... 131,799 18,793,219
Colgate-Palmolive Co. ............... 871,346 69,454,990
Energizer Holdings, Inc. .............. 79,576 2,520,968
Kimberly-Clark Corp. ................ 357,232 43,407,260
Procter & Gamble Co. (The) ........... 2,494,515 365,546,228
Reynolds Consumer Products, Inc. ....... 60,966 1,636,327
Spectrum Brands Holdings, Inc. ......... 39,565 3,156,100
WD-40 Co.
(b)
...................... 14,417 3,446,672
534,392,002
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 725,295 13,961,929
Altus Power, Inc., Class A
(a)(b)
........... 81,900 559,377
Clearway Energy, Inc., Class A .......... 37,004 946,562
Clearway Energy, Inc., Class C ......... 90,371 2,478,877
Montauk Renewables, Inc.
(a)(b)
.......... 82,179 732,215
Ormat Technologies, Inc.
(b)
............ 55,271 4,188,989
Sunnova Energy International, Inc.
(a)(b)
..... 110,601 1,686,665
Vistra Corp. ...................... 357,721 13,779,413
38,334,027
Industrial Conglomerates — 0.7%
3M Co. .......................... 584,570 63,905,192
General Electric Co. ................. 1,151,922 147,019,805
Honeywell International, Inc. ........... 697,746 146,324,314
357,249,311
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 278,306 8,424,323
EastGroup Properties, Inc. ............ 47,102 8,645,101
First Industrial Realty Trust, Inc. ......... 127,537 6,717,374
Innovative Industrial Properties, Inc. ...... 29,613 2,985,583
LXP Industrial Trust ................. 307,575 3,051,144
Plymouth Industrial REIT, Inc. .......... 38,102 917,115
Prologis, Inc. ...................... 977,930 130,358,069
Rexford Industrial Realty, Inc. .......... 218,001 12,229,856
STAG Industrial, Inc. ................ 176,674 6,936,221
Terreno Realty Corp. ................ 88,615 5,553,502
185,818,288
Insurance — 2.2%
Aflac, Inc. ........................ 562,860 46,435,950
Allstate Corp. (The) ................. 277,041 38,780,199
Ambac Financial Group, Inc.
(a)
.......... 45,385 747,945
American Equity Investment Life Holding Co.
(a)
67,865 3,786,867
American Financial Group, Inc. ......... 71,240 8,469,724
American International Group, Inc. ....... 748,279 50,695,902
AMERISAFE, Inc. .................. 20,089 939,763
Aon plc, Class A ................... 211,939 61,678,488
Arch Capital Group Ltd.
(a)
............. 399,484 29,669,677
Arthur J Gallagher & Co. .............. 228,497 51,384,405
Assurant, Inc. ..................... 54,828 9,237,970
Assured Guaranty Ltd. ............... 57,533 4,305,194
Axis Capital Holdings Ltd. ............. 87,558 4,848,086
Brighthouse Financial, Inc.
(a)
........... 67,958 3,596,337
Brown & Brown, Inc. ................. 250,713 17,828,201
BRP Group, Inc., Class A
(a)(b)
........... 69,364 1,666,123
Chubb Ltd. ....................... 433,360 97,939,360
Cincinnati Financial Corp. ............. 168,689 17,452,564
CNA Financial Corp. ................. 28,126 1,190,011

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
CNO Financial Group, Inc. ............. 133,612 $ 3,727,775
Donegal Group, Inc., Class A ........... 46,244 646,954
Employers Holdings, Inc. .............. 20,055 790,167
Enstar Group Ltd.
(a)
................. 14,956 4,402,299
Erie Indemnity Co., Class A, NVS ........ 26,836 8,987,913
Everest Group Ltd. .................. 45,751 16,176,639
F&G Annuities & Life, Inc. ............. 19,605 901,830
FG Financial Group, Inc.
(a)
............. 9 14
Fidelity National Financial, Inc., Class A .... 259,376 13,233,364
First American Financial Corp. .......... 108,284 6,977,821
Genworth Financial, Inc., Class A
(a)
....... 408,937 2,731,699
Globe Life, Inc. .................... 94,223 11,468,824
Goosehead Insurance, Inc., Class A
(a)
..... 27,117 2,055,469
Hanover Insurance Group, Inc. (The) ..... 39,577 4,805,439
Hartford Financial Services Group, Inc. (The) 318,353 25,589,214
HCI Group, Inc. .................... 9,483 828,814
Horace Mann Educators Corp. .......... 20,403 667,178
James River Group Holdings Ltd. ........ 101 933
Kemper Corp. ..................... 66,259 3,224,826
Kinsale Capital Group, Inc. ............ 23,756 7,956,122
Lemonade, Inc.
(a)(b)
.................. 79,351 1,279,932
Lincoln National Corp. ............... 164,472 4,435,810
Loews Corp.
(b)
..................... 186,678 12,990,922
Markel Group, Inc.
(a)(b)
................ 14,217 20,186,718
Marsh & McLennan Cos., Inc. .......... 521,843 98,873,593
MBIA, Inc.
(a)
...................... 56,308 344,605
Mercury General Corp. ............... 30,445 1,135,903
MetLife, Inc. ...................... 658,080 43,518,830
National Western Life Group, Inc., Class A .. 2,379 1,149,105
Old Republic International Corp. ......... 282,499 8,305,471
Oscar Health, Inc., Class A
(a)
........... 173,598 1,588,422
Palomar Holdings, Inc.
(a)
.............. 25,851 1,434,730
Primerica, Inc. ..................... 37,084 7,630,404
Principal Financial Group, Inc. .......... 228,084 17,943,368
ProAssurance Corp. ................. 35,192 485,298
Progressive Corp. (The) .............. 619,216 98,628,724
Prudential Financial, Inc. .............. 382,107 39,628,317
Reinsurance Group of America, Inc. ...... 71,011 11,488,160
RenaissanceRe Holdings Ltd. .......... 56,195 11,014,220
RLI Corp. ........................ 42,513 5,659,331
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 110,528 4,754,915
Safety Insurance Group, Inc. ........... 11,552 877,836
Selective Insurance Group, Inc. ......... 65,290 6,495,049
SiriusPoint Ltd.
(a)
................... 111,717 1,295,917
Skyward Specialty Insurance Group, Inc.
(a)
.. 40,456 1,370,649
Stewart Information Services Corp. ....... 16,242 954,217
Tiptree, Inc. ...................... 36,843 698,543
Travelers Cos., Inc. (The) ............. 243,608 46,404,888
Trupanion, Inc.
(a)(b)
.................. 35,596 1,086,034
United Fire Group, Inc. ............... 22,343 449,541
Universal Insurance Holdings, Inc. ....... 30,845 492,903
Unum Group ...................... 197,803 8,944,652
White Mountains Insurance Group Ltd.
(b)
... 2,585 3,890,451
Willis Towers Watson plc .............. 109,146 26,326,015
WR Berkley Corp. .................. 221,112 15,637,041
1,073,226,574
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A
(a)
.............. 6,263,605 874,962,982
Alphabet, Inc., Class C, NVS
(a)
.......... 5,271,671 742,936,594
Bumble, Inc., Class A
(a)(b)
.............. 125,906 1,855,854
Cargurus, Inc., Class A
(a)
.............. 95,844 2,315,591
Cars.com, Inc.
(a)
.................... 75,005 1,422,845
Eventbrite, Inc., Class A
(a)(b)
............ 105,333 880,584
fuboTV, Inc.
(a)
..................... 329,638 1,048,249
Security
Shares
Shares Value
Interactive Media & Services (continued)
IAC, Inc.
(a)
........................ 76,302 $ 3,996,699
IZEA Worldwide, Inc.
(a)
............... 1 2
Match Group, Inc.
(a)
................. 294,030 10,732,095
Meta Platforms, Inc., Class A
(a)
.......... 2,349,249 831,540,176
Nextdoor Holdings, Inc., Class A
(a)
....... 271,624 513,369
Pinterest, Inc., Class A
(a)
.............. 624,849 23,144,407
QuinStreet, Inc.
(a)
................... 66,099 847,389
Rumble, Inc., Class A
(a)(b)
.............. 97,252 436,661
Shutterstock, Inc. ................... 25,167 1,215,063
Snap, Inc., Class A, NVS
(a)(b)
........... 1,097,367 18,578,423
Super League Enterprise, Inc.
(a)(b)
........ 44,328 67,379
TripAdvisor, Inc.
(a)
.................. 131,862 2,838,989
Vimeo, Inc.
(a)(b)
..................... 160,567 629,423
Yelp, Inc.
(a)
....................... 76,324 3,613,178
Ziff Davis, Inc.
(a)(b)
................... 50,626 3,401,561
ZipRecruiter, Inc., Class A
(a)
............ 92,311 1,283,123
ZoomInfo Technologies, Inc.
(a)
.......... 329,438 6,091,309
2,534,351,945
IT Services — 1.4%
Accenture plc, Class A ............... 664,287 233,104,951
Akamai Technologies, Inc.
(a)
............ 161,259 19,085,003
BigCommerce Holdings, Inc.
(a)
.......... 91,187 887,250
Cloudflare, Inc., Class A
(a)(b)
............ 315,471 26,266,116
Cognizant Technology Solutions Corp., Class A 528,564 39,922,439
Couchbase, Inc.
(a)
.................. 37,959 854,837
DigitalOcean Holdings, Inc.
(a)(b)
.......... 58,964 2,163,389
DXC Technology Co.
(a)(b)
.............. 211,474 4,836,410
EPAM Systems, Inc.
(a)
................ 61,336 18,237,646
Fastly, Inc., Class A
(a)(b)
............... 128,548 2,288,154
Gartner, Inc.
(a)
..................... 82,657 37,287,399
GoDaddy, Inc., Class A
(a)
.............. 148,784 15,794,909
Grid Dynamics Holdings, Inc., Class A
(a)
.... 66,380 884,845
Hackett Group, Inc. (The) ............. 27,560 627,541
Inpixon
(a)
........................ 1 —
International Business Machines Corp. .... 966,459 158,064,369
Kyndryl Holdings, Inc.
(a)
............... 248,962 5,173,430
MongoDB, Inc., Class A
(a)(b)
............ 75,509 30,871,855
Okta, Inc., Class A
(a)
................. 166,784 15,098,956
Perficient, Inc.
(a)
.................... 37,417 2,462,787
Snowflake, Inc., Class A
(a)
............. 348,947 69,440,453
Squarespace, Inc., Class A
(a)
........... 62,497 2,063,026
Thoughtworks Holding, Inc.
(a)
........... 145,383 699,292
Twilio, Inc., Class A
(a)
................ 193,135 14,653,153
VeriSign, Inc.
(a)
.................... 93,630 19,284,035
720,052,245
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 33,994 2,147,401
Brunswick Corp. ................... 73,676 7,128,153
Hasbro, Inc. ...................... 138,447 7,069,104
Johnson Outdoors, Inc., Class A ......... 8,726 466,143
Malibu Boats, Inc., Class A
(a)(b)
.......... 22,044 1,208,452
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 27,724 627,671
Mattel, Inc.
(a)(b)
..................... 386,095 7,289,474
Peloton Interactive, Inc., Class A
(a)(b)
...... 350,232 2,132,913
Polaris, Inc. ....................... 56,003 5,307,404
Smith & Wesson Brands, Inc. ........... 56,079 760,431
Sturm Ruger & Co., Inc. .............. 22,993 1,045,032
Topgolf Callaway Brands Corp.
(a)
........ 161,732 2,319,237
Vista Outdoor, Inc.
(a)
................. 68,424 2,023,298
YETI Holdings, Inc.
(a)(b)
............... 91,013 4,712,653
44,237,366

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A
(a)(b)
......... 112,894 $ 6,317,548
Adaptive Biotechnologies Corp.
(a)(b)
....... 112,408 550,799
Agilent Technologies, Inc. ............. 309,678 43,054,532
Avantor, Inc.
(a)(b)
.................... 721,211 16,465,247
Azenta, Inc.
(a)(b)
.................... 66,018 4,300,413
BioLife Solutions, Inc.
(a)
............... 39,003 633,799
Bio-Rad Laboratories, Inc., Class A
(a)
...... 22,394 7,230,799
Bio-Techne Corp. ................... 170,342 13,143,589
Bruker Corp. ...................... 100,264 7,367,399
Champions Oncology, Inc.
(a)(b)
.......... 9 49
Charles River Laboratories International, Inc.
(a)
55,498 13,119,727
CryoPort, Inc.
(a)(b)
................... 52,484 812,977
Cytek Biosciences, Inc.
(a)(b)
............ 98,004 893,796
Danaher Corp. .................... 696,049 161,023,976
Fortrea Holdings, Inc.
(a)
............... 92,995 3,245,525
Illumina, Inc.
(a)
..................... 169,918 23,659,382
IQVIA Holdings, Inc.
(a)
................ 193,842 44,851,162
Maravai LifeSciences Holdings, Inc., Class A
(a)
123,617 809,691
MaxCyte, Inc.
(a)(b)
................... 176,173 828,013
Medpace Holdings, Inc.
(a)
............. 24,957 7,650,069
Mesa Laboratories, Inc. .............. 5,315 556,853
Mettler-Toledo International, Inc.
(a)
....... 23,176 28,111,561
Nautilus Biotechnology, Inc.
(a)(b)
......... 131,714 393,825
OmniAb, Inc.
(a)(b)
................... 107,507 663,318
OmniAb, Inc., 12.50 Earnout Shares, NVS
(a)(d)
7,100 —
OmniAb, Inc., 15.00 Earnout Shares, NVS
(a)(d)
7,100 —
Pacific Biosciences of California, Inc.
(a)(b)
... 280,700 2,753,667
Quanterix Corp.
(a)
................... 41,893 1,145,355
Repligen Corp.
(a)(b)
.................. 54,599 9,816,900
Revvity, Inc. ...................... 132,215 14,452,422
SomaLogic, Inc., Class A
(a)
............ 247,295 625,656
Sotera Health Co.
(a)(b)
................ 113,996 1,920,833
Thermo Fisher Scientific, Inc. ........... 408,912 217,046,400
Waters Corp.
(a)
.................... 62,575 20,601,567
West Pharmaceutical Services, Inc. ...... 78,272 27,561,137
681,607,986
Machinery — 2.0%
3D Systems Corp.
(a)(b)
................ 155,351 986,479
AGCO Corp. ...................... 65,158 7,910,833
Alamo Group, Inc. .................. 10,742 2,257,861
Albany International Corp., Class A ....... 36,436 3,578,744
Allison Transmission Holdings, Inc. ....... 92,272 5,365,617
Astec Industries, Inc. ................ 22,814 848,681
Barnes Group, Inc. .................. 53,663 1,751,024
Blue Bird Corp.
(a)(b)
.................. 24,551 661,895
Caterpillar, Inc. .................... 539,916 159,636,964
Chart Industries, Inc.
(a)(b)
.............. 44,038 6,003,700
ClearSign Technologies Corp.
(a)(b)
........ 7,422 8,238
CNH Industrial NV .................. 1,022,726 12,456,803
Columbus McKinnon Corp. ............ 37,690 1,470,664
Crane Co. ........................ 53,046 6,266,854
Cummins, Inc. ..................... 148,750 35,636,037
Deere & Co. ...................... 283,473 113,352,348
Desktop Metal, Inc., Class A
(a)(b)
......... 344,028 258,365
Donaldson Co., Inc. ................. 124,309 8,123,593
Douglas Dynamics, Inc. .............. 26,868 797,442
Dover Corp. ...................... 148,440 22,831,556
Energy Recovery, Inc.
(a)(b)
............. 67,102 1,264,202
Enerpac Tool Group Corp., Class A ....... 59,602 1,853,026
Enpro, Inc. ....................... 22,648 3,549,847
Esab Corp. ....................... 62,181 5,386,118
ESCO Technologies, Inc. ............. 28,181 3,298,022
Federal Signal Corp. ................ 65,198 5,003,294
Flowserve Corp. ................... 142,977 5,893,512
Security
Shares
Shares Value
Machinery (continued)
Fortive Corp. ...................... 375,793 $ 27,669,639
Franklin Electric Co., Inc. ............. 42,535 4,111,008
Gates Industrial Corp. plc
(a)
............ 156,642 2,102,136
Gorman-Rupp Co. (The) .............. 31,404 1,115,784
Graco, Inc. ....................... 176,920 15,349,579
Greenbrier Cos., Inc. (The) ............ 37,153 1,641,420
Helios Technologies, Inc. .............. 37,696 1,709,514
Hillenbrand, Inc. ................... 75,853 3,629,566
Hillman Solutions Corp.
(a)(b)
............ 206,334 1,900,336
Hyster-Yale Materials Handling, Inc. ...... 13,943 867,115
IDEX Corp. ....................... 79,437 17,246,567
Illinois Tool Works, Inc. ............... 289,518 75,836,345
Ingersoll Rand, Inc. ................. 427,770 33,083,732
ITT, Inc. ......................... 86,580 10,330,726
John Bean Technologies Corp. .......... 35,038 3,484,529
Kadant, Inc.
(b)
..................... 13,559 3,800,723
Kennametal, Inc. ................... 85,036 2,193,078
Lincoln Electric Holdings, Inc. .......... 60,204 13,091,962
Lindsay Corp. ..................... 13,183 1,702,716
Luxfer Holdings plc ................. 50,081 447,724
Manitowoc Co., Inc. (The)
(a)(b)
........... 45,991 767,590
Microvast Holdings, Inc.
(a)(b)
............ 300,476 420,666
Middleby Corp. (The)
(a)
............... 57,047 8,395,607
Miller Industries, Inc. ................ 13,204 558,397
Mueller Industries, Inc. ............... 117,262 5,528,903
Mueller Water Products, Inc., Class A ..... 168,772 2,430,317
Nikola Corp.
(a)(b)
.................... 972,088 850,383
Nordson Corp. ..................... 57,337 15,146,142
Omega Flex, Inc.
(b)
.................. 5,468 385,549
Oshkosh Corp. .................... 69,235 7,505,766
Otis Worldwide Corp. ................ 426,521 38,160,834
PACCAR, Inc. ..................... 553,635 54,062,458
Parker-Hannifin Corp. ................ 135,957 62,635,390
Pentair plc ....................... 172,804 12,564,579
Proto Labs, Inc.
(a)(b)
.................. 28,041 1,092,477
RBC Bearings, Inc.
(a)(b)
............... 30,664 8,735,867
REV Group, Inc. ................... 32,005 581,531
Shyft Group, Inc. (The) ............... 37,361 456,551
Snap-on, Inc. ..................... 55,226 15,951,478
SPX Technologies, Inc.
(a)
.............. 47,385 4,786,359
Standex International Corp. ............ 14,731 2,333,096
Stanley Black & Decker, Inc. ........... 161,929 15,885,235
Symbotic, Inc., Class A
(a)(b)
............. 16,783 861,471
Tennant Co. ...................... 19,958 1,849,907
Terex Corp. ....................... 76,056 4,370,178
Timken Co. (The) ................... 68,446 5,485,947
Titan International, Inc.
(a)
.............. 62,870 935,506
Toro Co. (The) ..................... 109,264 10,488,251
Trinity Industries, Inc. ................ 93,852 2,495,525
Wabash National Corp. ............... 49,806 1,276,030
Watts Water Technologies, Inc., Class A .... 28,255 5,886,647
Westinghouse Air Brake Technologies Corp. . 189,934 24,102,625
Xylem, Inc. ....................... 256,027 29,279,248
984,032,428
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. .......... 52,269 867,143
Kirby Corp.
(a)
...................... 64,444 5,057,565
Matson, Inc. ...................... 36,970 4,051,912
9,976,620
Media — 0.8%
Altice USA, Inc., Class A
(a)
............. 294,924 958,503
AMC Networks, Inc., Class A
(a)
.......... 43,298 813,569
Boston Omaha Corp., Class A
(a)
......... 47,215 742,692

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Cable One, Inc. .................... 5,233 $ 2,912,635
Cardlytics, Inc.
(a)(b)
.................. 39,330 362,229
Charter Communications, Inc., Class A
(a)(b)
.. 106,438 41,370,322
Clear Channel Outdoor Holdings, Inc.
(a)
.... 438,365 797,824
Comcast Corp., Class A .............. 4,250,161 186,369,560
Daily Journal Corp.
(a)
................ 2,524 860,230
DISH Network Corp., Class A
(a)(b)
........ 262,726 1,515,929
EW Scripps Co. (The), Class A, NVS
(a)
.... 88,093 703,863
Fox Corp., Class A, NVS .............. 250,107 7,420,675
Fox Corp., Class B .................. 140,669 3,889,498
Gannett Co., Inc.
(a)(b)
................. 189,484 435,813
Gray Television, Inc. ................. 86,848 778,158
iHeartMedia, Inc., Class A
(a)
............ 145,533 388,573
Integral Ad Science Holding Corp.
(a)
...... 70,195 1,010,106
Interpublic Group of Cos., Inc. (The) ...... 407,702 13,307,393
John Wiley & Sons, Inc., Class A ........ 47,002 1,491,843
Liberty Broadband Corp., Class A
(a)(b)
...... 18,851 1,520,145
Liberty Broadband Corp., Class C, NVS
(a)
.. 119,407 9,623,010
Liberty Media Corp.-Liberty SiriusXM, NVS
(a)
166,054 4,779,034
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(a)(b)
....................... 78,132 2,245,514
Magnite, Inc.
(a)
..................... 131,806 1,231,068
National CineMedia, Inc.
(a)(b)
............ 117,131 484,922
New York Times Co. (The), Class A ....... 171,038 8,379,152
News Corp., Class A, NVS ............ 399,873 9,816,882
News Corp., Class B ................ 121,342 3,120,916
Nexstar Media Group, Inc. ............. 34,690 5,437,658
Omnicom Group, Inc. ................ 206,639 17,876,340
Paramount Global, Class B, NVS ........ 534,542 7,905,876
PubMatic, Inc., Class A
(a)
.............. 49,308 804,214
Scholastic Corp., NVS ............... 31,925 1,203,573
Sinclair, Inc., Class A
(b)
............... 46,110 600,813
Sirius XM Holdings, Inc.
(b)
............. 734,052 4,015,264
Stagwell, Inc., Class A
(a)(b)
............. 116,739 773,980
TechTarget, Inc.
(a)
................... 29,293 1,021,154
TEGNA, Inc. ...................... 217,999 3,335,385
Thryv Holdings, Inc.
(a)
................ 32,280 656,898
Trade Desk, Inc. (The), Class A
(a)
........ 475,104 34,188,484
WideOpenWest, Inc.
(a)
............... 73,863 299,145
385,448,842
Metals & Mining — 0.6%
Alcoa Corp. ....................... 188,907 6,422,838
Alpha Metallurgical Resources, Inc. ...... 12,308 4,171,427
Arch Resources, Inc., Class A .......... 19,825 3,289,761
ATI, Inc.
(a)(b)
....................... 138,794 6,310,963
Carpenter Technology Corp. ........... 53,923 3,817,748
Century Aluminum Co.
(a)(b)
............. 54,825 665,575
Cleveland-Cliffs, Inc.
(a)
............... 551,523 11,262,100
Coeur Mining, Inc.
(a)
................. 375,115 1,222,875
Commercial Metals Co. ............... 115,765 5,792,881
Compass Minerals International, Inc. ...... 38,086 964,338
Freeport-McMoRan, Inc. .............. 1,517,702 64,608,574
Haynes International, Inc. ............. 11,103 633,426
Hecla Mining Co.
(b)
.................. 611,356 2,940,622
Kaiser Aluminum Corp. ............... 19,538 1,390,910
Materion Corp. .................... 22,772 2,963,320
MP Materials Corp., Class A
(a)(b)
......... 161,665 3,209,050
Newmont Corp. .................... 1,225,191 50,710,655
Nucor Corp. ...................... 260,365 45,313,925
Olympic Steel, Inc. .................. 9,954 663,932
Piedmont Lithium, Inc.
(a)(b)
............. 18,178 513,165
Ramaco Resources, Inc., Class A ........ 43,401 745,629
Reliance Steel & Aluminum Co. ......... 60,354 16,879,807
Royal Gold, Inc. .................... 68,709 8,311,041
Security
Shares
Shares Value
Metals & Mining (continued)
Ryerson Holding Corp. ............... 31,929 $ 1,107,298
Schnitzer Steel Industries, Inc., Class A .... 28,100 847,496
Steel Dynamics, Inc. ................. 161,205 19,038,311
SunCoke Energy, Inc. ................ 103,673 1,113,448
TimkenSteel Corp.
(a)
................. 53,908 1,264,143
United States Steel Corp. ............. 235,413 11,452,842
Warrior Met Coal, Inc. ................ 56,788 3,462,364
Worthington Steel, Inc.
(a)
.............. 33,233 933,847
282,024,311
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 720,440 7,067,516
Annaly Capital Management, Inc. ........ 512,351 9,924,239
Apollo Commercial Real Estate Finance, Inc. 134,122 1,574,592
Arbor Realty Trust, Inc.
(b)
.............. 190,696 2,894,765
Ares Commercial Real Estate Corp. ...... 56,849 588,956
ARMOUR Residential REIT, Inc. ......... 51,915 1,002,998
Blackstone Mortgage Trust, Inc., Class A ... 162,827 3,463,330
BrightSpire Capital, Inc., Class A ........ 121,534 904,213
Chimera Investment Corp. ............. 266,836 1,331,512
Claros Mortgage Trust, Inc. ............ 127,511 1,737,975
Dynex Capital, Inc. .................. 48,783 610,763
Ellington Financial, Inc. ............... 87,963 1,118,010
Franklin BSP Realty Trust, Inc. .......... 94,590 1,277,911
Granite Point Mortgage Trust, Inc. ....... 120,078 713,263
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 119,670 3,300,499
Invesco Mortgage Capital, Inc. .......... 60,868 539,290
KKR Real Estate Finance Trust, Inc. ...... 68,474 905,911
Ladder Capital Corp., Class A .......... 118,400 1,362,784
MFA Financial, Inc. .................. 107,891 1,215,932
New York Mortgage Trust, Inc. .......... 97,321 830,148
Orchid Island Capital, Inc. ............. 59,949 505,370
PennyMac Mortgage Investment Trust ..... 91,354 1,365,742
Ready Capital Corp. ................. 168,418 1,726,284
Redwood Trust, Inc. ................. 165,449 1,225,977
Rithm Capital Corp. ................. 518,626 5,538,926
Starwood Property Trust, Inc. ........... 295,039 6,201,720
TPG RE Finance Trust, Inc. ............ 73,314 476,541
Two Harbors Investment Corp. .......... 112,472 1,566,735
60,971,902
Multi-Utilities — 0.6%
Ameren Corp. ..................... 268,949 19,455,770
Avista Corp. ...................... 82,843 2,960,809
Black Hills Corp. ................... 68,612 3,701,617
CenterPoint Energy, Inc. .............. 670,068 19,143,843
CMS Energy Corp. .................. 310,999 18,059,712
Consolidated Edison, Inc. ............. 363,769 33,092,066
Dominion Energy, Inc. ................ 889,018 41,783,846
DTE Energy Co. ................... 215,041 23,710,421
NiSource, Inc. ..................... 451,334 11,982,918
Northwestern Energy Group, Inc. ........ 62,508 3,181,032
Public Service Enterprise Group, Inc. ..... 527,261 32,242,010
Sempra ......................... 667,118 49,853,728
Unitil Corp. ....................... 22,577 1,186,873
WEC Energy Group, Inc. .............. 329,835 27,762,212
288,116,857
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 166,011 21,045,214
Boston Properties, Inc. ............... 150,133 10,534,833
Brandywine Realty Trust .............. 182,267 984,242
COPT Defense Properties ............. 119,282 3,057,198
Cousins Properties, Inc. .............. 162,038 3,945,625
Douglas Emmett, Inc. ................ 171,842 2,491,709

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs (continued)
Easterly Government Properties, Inc. ..... 95,399 $ 1,282,163
Equity Commonwealth ............... 114,530 2,198,976
Highwoods Properties, Inc. ............ 112,640 2,586,214
Hudson Pacific Properties, Inc. .......... 158,119 1,472,088
JBG SMITH Properties ............... 94,327 1,604,502
Kilroy Realty Corp. .................. 113,274 4,512,836
NET Lease Office Properties ........... 15,081 278,697
Orion Office REIT, Inc. ............... 133,281 762,367
Paramount Group, Inc. ............... 198,504 1,026,266
Peakstone Realty Trust, Class E, NVS .... 43,297 862,909
Piedmont Office Realty Trust, Inc., Class A .. 129,837 923,141
Postal Realty Trust, Inc., Class A ........ 47,992 698,764
SL Green Realty Corp. ............... 70,756 3,196,048
Vornado Realty Trust ................ 170,332 4,811,879
68,275,671
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp. .............. 390,416 4,891,912
Antero Resources Corp.
(a)
............. 297,023 6,736,482
APA Corp. ....................... 324,592 11,646,361
Barnwell Industries, Inc. .............. 9 22
Berry Corp. ....................... 81,126 570,316
California Resources Corp. ............ 67,659 3,699,594
Callon Petroleum Co.
(a)(b)
.............. 64,465 2,088,666
Camber Energy, Inc.
(a)
............... 1 —
Centrus Energy Corp., Class A
(a)
......... 14,743 802,167
Cheniere Energy, Inc. ................ 249,879 42,656,844
Chesapeake Energy Corp. ............ 116,946 8,997,825
Chevron Corp. ..................... 1,858,158 277,162,847
Chord Energy Corp. ................. 42,169 7,009,753
Civitas Resources, Inc. ............... 87,520 5,984,618
Clean Energy Fuels Corp.
(a)(b)
........... 240,403 920,744
CNX Resources Corp.
(a)(b)
............. 186,616 3,732,320
Comstock Resources, Inc. ............. 97,568 863,477
ConocoPhillips .................... 1,256,774 145,873,758
CONSOL Energy, Inc. ................ 30,055 3,021,429
Coterra Energy, Inc. ................. 803,831 20,513,767
Crescent Energy, Inc., Class A .......... 91,275 1,205,743
CVR Energy, Inc. ................... 34,747 1,052,834
Delek US Holdings, Inc. .............. 76,493 1,973,519
Devon Energy Corp. ................. 682,985 30,939,221
Diamondback Energy, Inc. ............. 189,428 29,376,494
Dorian LPG Ltd. .................... 34,563 1,516,279
DT Midstream, Inc. .................. 102,780 5,632,344
EOG Resources, Inc. ................ 617,301 74,662,556
EQT Corp.
(b)
...................... 436,388 16,870,760
Equitrans Midstream Corp. ............ 457,194 4,654,235
Excelerate Energy, Inc., Class A ......... 33,314 515,034
Exxon Mobil Corp. .................. 4,239,629 423,878,107
Gevo, Inc.
(a)(b)
..................... 486,525 564,369
Green Plains, Inc.
(a)
................. 22,860 576,529
Gulfport Energy Corp.
(a)
.............. 11,694 1,557,641
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 —
Hess Corp. ....................... 293,907 42,369,633
HF Sinclair Corp. ................... 167,018 9,281,190
Houston American Energy Corp.
(a)
....... 18 32
International Seaways, Inc. ............ 42,513 1,933,491
Kinder Morgan, Inc. ................. 2,014,002 35,526,995
Kinetik Holdings, Inc., Class A .......... 23,690 791,246
Kosmos Energy Ltd.
(a)
................ 494,815 3,320,209
Magnolia Oil & Gas Corp., Class A ....... 192,332 4,094,748
Marathon Oil Corp. .................. 624,523 15,088,476
Marathon Petroleum Corp. ............ 399,161 59,219,526
Matador Resources Co. .............. 117,744 6,694,924
Murphy Oil Corp. ................... 155,820 6,647,281
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., Class A
(b)
...... 72,006 $ 2,716,786
NextDecade Corp.
(a)(b)
................ 103,103 491,801
Northern Oil & Gas, Inc. .............. 100,618 3,729,909
Occidental Petroleum Corp. ............ 699,343 41,757,771
ONEOK, Inc. ...................... 618,686 43,444,131
Overseas Shipholding Group, Inc., Class A . 116,574 614,345
Ovintiv, Inc. ....................... 267,914 11,766,783
Par Pacific Holdings, Inc.
(a)
............ 65,612 2,386,308
PBF Energy, Inc., Class A ............. 114,412 5,029,552
Peabody Energy Corp. ............... 122,833 2,987,299
Permian Resources Corp., Class A ....... 440,233 5,987,169
Phillips 66 ........................ 462,413 61,565,667
Pioneer Natural Resources Co. ......... 246,212 55,368,155
Range Resources Corp. .............. 265,293 8,075,519
REX American Resources Corp.
(a)
....... 20,733 980,671
SandRidge Energy, Inc.
(b)
............. 25,931 354,477
SilverBow Resources, Inc.
(a)(b)
.......... 19,711 573,196
Sitio Royalties Corp., Class A ........... 95,249 2,239,304
SM Energy Co. .................... 130,638 5,058,303
Southwestern Energy Co.
(a)
............ 1,185,749 7,766,656
Talos Energy, Inc.
(a)
................. 113,604 1,616,585
Targa Resources Corp. ............... 237,147 20,600,960
Tellurian, Inc.
(a)(b)
................... 622,966 470,713
Texas Pacific Land Corp. .............. 6,694 10,525,980
Uranium Energy Corp.
(a)(b)
............. 407,744 2,609,562
US Energy Corp. ................... 18 18
VAALCO Energy, Inc. ................ 146,198 656,429
Valero Energy Corp. ................. 358,260 46,573,800
Vertex Energy, Inc.
(a)(b)
............... 108,439 367,608
Vital Energy, Inc.
(a)(b)
................. 28,451 1,294,236
Vitesse Energy, Inc. ................. 22,628 495,327
W&T Offshore, Inc. .................. 147,050 479,383
Williams Cos., Inc. (The) .............. 1,293,207 45,042,400
World Kinect Corp. .................. 75,863 1,728,159
1,722,471,280
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............. 18,707 675,697
Louisiana-Pacific Corp. ............... 70,417 4,987,636
Mercer International, Inc. .............. 68,814 652,357
Sylvamo Corp. .................... 37,390 1,836,223
8,151,913
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 135,580 5,297,111
Allegiant Travel Co. ................. 17,138 1,415,770
American Airlines Group, Inc.
(a)
.......... 691,763 9,504,824
Delta Air Lines, Inc. ................. 674,046 27,116,871
Frontier Group Holdings, Inc.
(a)
.......... 90 491
Hawaiian Holdings, Inc.
(a)(b)
............ 68,454 972,047
JetBlue Airways Corp.
(a)
.............. 339,566 1,884,591
Joby Aviation, Inc., Class A
(a)(b)
.......... 401,391 2,669,250
SkyWest, Inc.
(a)
.................... 48,445 2,528,829
Southwest Airlines Co. ............... 631,746 18,244,824
Spirit Airlines, Inc. .................. 114,197 1,871,689
Sun Country Airlines Holdings, Inc.
(a)
...... 39,537 621,917
United Airlines Holdings, Inc.
(a)(b)
......... 346,380 14,291,639
Wheels Up Experience, Inc.
(a)
.......... 19 65
86,419,918
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 110,830 344,681
BellRing Brands, Inc.
(a)
............... 139,378 7,725,722
Coty, Inc., Class A
(a)(b)
................ 408,987 5,079,618
Edgewell Personal Care Co. ........... 56,817 2,081,207
elf Beauty, Inc.
(a)
................... 57,514 8,301,571

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The), Class A .... 247,364 $ 36,176,985
Herbalife Ltd.
(a)(b)
................... 113,075 1,725,524
Inter Parfums, Inc. .................. 20,128 2,898,633
Kenvue, Inc. ...................... 1,824,155 39,274,057
Medifast, Inc. ..................... 12,500 840,250
Natural Alternatives International, Inc.
(a)
.... 880 5,650
Nu Skin Enterprises, Inc., Class A ........ 56,730 1,101,697
Olaplex Holdings, Inc.
(a)(b)
............. 206,855 525,412
USANA Health Sciences, Inc.
(a)
......... 18,486 990,850
107,071,857
Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 9 7
Aclaris Therapeutics, Inc.
(a)
............ 88,816 93,257
Amneal Pharmaceuticals, Inc., Class A
(a)
... 128,831 782,004
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 40,190 2,485,751
Amylyx Pharmaceuticals, Inc.
(a)
......... 41,534 611,380
ANI Pharmaceuticals, Inc.
(a)
............ 23,225 1,280,627
Arvinas, Inc.
(a)
..................... 67,168 2,764,635
Atea Pharmaceuticals, Inc.
(a)
........... 156,252 476,569
Axsome Therapeutics, Inc.
(a)(b)
.......... 42,102 3,350,898
Bristol-Myers Squibb Co. .............. 2,153,601 110,501,267
Cassava Sciences, Inc.
(a)(b)
............ 44,300 997,193
Catalent, Inc.
(a)
.................... 192,333 8,641,522
cbdMD, Inc.
(a)
..................... 3 3
Collegium Pharmaceutical, Inc.
(a)
........ 36,411 1,120,731
Corcept Therapeutics, Inc.
(a)
........... 100,285 3,257,257
Cumberland Pharmaceuticals, Inc.
(a)
...... 9 16
Cymabay Therapeutics, Inc.
(a)
.......... 121,934 2,880,081
Dare Bioscience, Inc.
(a)(b)
.............. 99 31
DMK Pharmaceuticals Corp.
(a)
.......... 1 1
Elanco Animal Health, Inc.
(a)
............ 538,346 8,021,355
Eli Lilly & Co. ..................... 844,002 491,985,646
Evoke Pharma, Inc.
(a)
................ 9 9
Evolus, Inc.
(a)
..................... 59,875 630,484
EyePoint Pharmaceuticals, Inc.
(a)
........ 37,887 875,569
Harmony Biosciences Holdings, Inc.
(a)
..... 37,462 1,210,023
Harrow, Inc.
(a)(b)
.................... 30,626 343,011
Hoth Therapeutics, Inc.
(a)
.............. 1 1
Innoviva, Inc.
(a)(b)
................... 69,552 1,115,614
Intra-Cellular Therapies, Inc.
(a)
.......... 100,239 7,179,117
Jaguar Health, Inc.
(a)
................. 9 1
Jazz Pharmaceuticals plc
(a)
............ 67,381 8,287,863
Johnson & Johnson ................. 2,547,864 399,352,203
Kiora Pharmaceuticals, Inc.
(a)
........... 1 1
Ligand Pharmaceuticals, Inc.
(a)
.......... 19,319 1,379,763
Lipocine, Inc.
(a)
.................... 7 19
Liquidia Corp.
(a)(b)
................... 69,951 841,511
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 76,799 834,805
Merck & Co., Inc. ................... 2,682,001 292,391,749
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 1
NGM Biopharmaceuticals, Inc.
(a)
......... 54 46
NovaBay Pharmaceuticals, Inc.
(a)
........ 20 4
Ocular Therapeutix, Inc.
(a)(b)
............ 129,166 576,080
Onconova Therapeutics, Inc.
(a)
.......... 3 2
Organon & Co. .................... 275,901 3,978,492
Pacira BioSciences, Inc.
(a)
............. 57,122 1,927,296
Perrigo Co. plc .................... 142,954 4,600,260
Pfizer, Inc. ....................... 5,976,156 172,053,531
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 45,051 411,316
Phibro Animal Health Corp., Class A ...... 39,279 454,851
Pliant Therapeutics, Inc.
(a)(b)
............ 62,910 1,139,300
Prestige Consumer Healthcare, Inc.
(a)
..... 56,327 3,448,339
Pulmatrix, Inc.
(a)
.................... 1 2
Revance Therapeutics, Inc.
(a)(b)
.......... 102,058 897,090
Security
Shares
Shares Value
Pharmaceuticals (continued)
Royalty Pharma plc, Class A ........... 404,959 $ 11,375,298
Scilex Holding Co., (Acquired 01/06/23, cost
$526,994)
(a)(b)(f)
.................. 50,286 99,933
Seelos Therapeutics, Inc.
(a)
............ 4 6
Supernus Pharmaceuticals, Inc.
(a)
........ 57,832 1,673,658
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 40,904 828,306
TFF Pharmaceuticals, Inc.
(a)
............ 728 5,111
Theravance Biopharma, Inc.
(a)
.......... 81,291 913,711
Titan Pharmaceuticals, Inc.
(a)
........... 60 25
Ventyx Biosciences, Inc.
(a)(b)
............ 53,264 131,562
Viatris, Inc. ....................... 1,269,223 13,745,685
WaVe Life Sciences Ltd.
(a)
............. 87,969 444,243
Xeris Biopharma Holdings, Inc.
(a)
........ 223,767 525,852
Zoetis, Inc., Class A ................. 486,993 96,117,808
1,669,039,782
Professional Services — 1.0%
Alight, Inc., Class A
(a)(b)
............... 393,682 3,358,107
ASGN, Inc.
(a)
...................... 50,519 4,858,412
Automatic Data Processing, Inc. ......... 435,305 101,413,006
Barrett Business Services, Inc. .......... 9,124 1,056,559
Booz Allen Hamilton Holding Corp. ....... 137,371 17,571,125
Broadridge Financial Solutions, Inc. ...... 124,863 25,690,562
CACI International, Inc., Class A
(a)
....... 23,963 7,760,657
CBIZ, Inc.
(a)
....................... 52,306 3,273,833
Ceridian HCM Holding, Inc.
(a)(b)
.......... 165,898 11,135,074
Clarivate plc
(a)(b)
.................... 469,606 4,348,552
Concentrix Corp.
(b)
.................. 50,299 4,939,865
Conduent, Inc.
(a)
................... 245,132 894,732
CRA International, Inc. ............... 9,370 926,224
CSG Systems International, Inc. ......... 29,850 1,588,318
Dun & Bradstreet Holdings, Inc. ......... 272,830 3,192,111
Equifax, Inc. ...................... 130,250 32,209,522
ExlService Holdings, Inc.
(a)
............ 175,012 5,399,120
Exponent, Inc. ..................... 53,740 4,731,270
First Advantage Corp. ................ 71,308 1,181,574
Forrester Research, Inc.
(a)
............. 17,889 479,604
Franklin Covey Co.
(a)
................ 18,033 784,976
FTI Consulting, Inc.
(a)
................ 37,566 7,481,269
Genpact Ltd. ...................... 181,931 6,314,825
Heidrick & Struggles International, Inc. .... 31,549 931,642
Huron Consulting Group, Inc.
(a)
.......... 20,117 2,068,028
ICF International, Inc. ................ 18,897 2,533,899
Insperity, Inc. ...................... 37,040 4,341,829
Jacobs Solutions, Inc. ................ 132,371 17,181,756
KBR, Inc. ........................ 146,091 8,094,902
Kelly Services, Inc., Class A, NVS ....... 47,786 1,033,133
Kforce, Inc. ....................... 22,935 1,549,489
Korn Ferry ....................... 56,845 3,373,751
Legalzoom.com, Inc.
(a)
............... 144,606 1,634,048
Leidos Holdings, Inc. ................ 145,545 15,753,791
ManpowerGroup, Inc. ................ 53,558 4,256,254
Maximus, Inc. ..................... 63,271 5,305,906
NV5 Global, Inc.
(a)(b)
................. 13,440 1,493,453
Paychex, Inc. ..................... 338,113 40,272,639
Paycom Software, Inc. ............... 52,501 10,853,007
Paycor HCM, Inc.
(a)(b)
................ 76,040 1,641,704
Paylocity Holding Corp.
(a)
............. 45,888 7,564,637
Planet Labs PBC, Class A
(a)(b)
........... 191,436 472,847
Resources Connection, Inc. ............ 37,624 533,132
Robert Half, Inc. ................... 113,283 9,959,841
Science Applications International Corp. ... 56,514 7,025,820
SS&C Technologies Holdings, Inc. ....... 225,303 13,768,266
Sterling Check Corp.
(a)(b)
.............. 41,516 577,903
TransUnion ....................... 203,735 13,998,632

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
TriNet Group, Inc.
(a)(b)
................ 33,418 $ 3,974,403
TrueBlue, Inc.
(a)
.................... 38,552 591,388
TTEC Holdings, Inc. ................. 34,763 753,314
Upwork, Inc.
(a)(b)
.................... 140,681 2,091,926
Verisk Analytics, Inc. ................. 153,582 36,684,596
Verra Mobility Corp., Class A
(a)
.......... 181,060 4,169,812
475,075,045
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)(b)
.......... 119,982 973,054
CBRE Group, Inc., Class A
(a)
........... 321,538 29,931,972
Compass, Inc., Class A
(a)(b)
............ 383,645 1,442,505
CoStar Group, Inc.
(a)
................. 431,558 37,713,854
Cushman & Wakefield plc
(a)
............ 163,287 1,763,500
DigitalBridge Group, Inc., Class A ........ 155,735 2,731,592
Doma Holdings, Inc.
(a)(b)
............... 7 32
eXp World Holdings, Inc.
(b)
............. 81,036 1,257,679
Forestar Group, Inc.
(a)
................ 23,070 762,925
FRP Holdings, Inc.
(a)
................. 8,714 547,936
Howard Hughes Holdings, Inc.
(a)(b)
........ 35,889 3,070,304
Jones Lang LaSalle, Inc.
(a)
............. 50,486 9,535,291
Kennedy-Wilson Holdings, Inc. .......... 140,256 1,736,369
Marcus & Millichap, Inc. .............. 27,577 1,204,563
Newmark Group, Inc., Class A .......... 166,167 1,821,190
Opendoor Technologies, Inc.
(a)(b)
......... 632,999 2,835,836
RE/MAX Holdings, Inc., Class A ......... 38,401 511,885
Redfin Corp.
(a)(b)
.................... 111,264 1,148,245
RMR Group, Inc. (The), Class A ......... 22,288 629,190
Seritage Growth Properties, Class A
(a)
..... 58,707 548,911
St. Joe Co. (The) ................... 40,775 2,453,840
Tejon Ranch Co.
(a)
.................. 38,502 662,234
Zillow Group, Inc., Class A
(a)(b)
.......... 60,728 3,444,492
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 167,999 9,720,422
116,447,821
Residential REITs — 0.4%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
American Homes 4 Rent, Class A ........ 338,738 12,181,019
Apartment Income REIT Corp. .......... 155,474 5,399,612
Apartment Investment & Management Co.,
Class A
(a)
...................... 158,262 1,239,191
AvalonBay Communities, Inc. .......... 149,707 28,028,145
Camden Property Trust ............... 113,175 11,237,146
Centerspace ...................... 17,824 1,037,357
Elme Communities .................. 91,154 1,330,848
Equity LifeStyle Properties, Inc. ......... 192,250 13,561,315
Equity Residential .................. 365,527 22,355,631
Essex Property Trust, Inc. ............. 67,434 16,719,586
Independence Realty Trust, Inc. ......... 248,081 3,795,639
Invitation Homes, Inc. ................ 616,937 21,043,721
Mid-America Apartment Communities, Inc. .. 123,111 16,553,505
NexPoint Residential Trust, Inc. ......... 29,739 1,023,914
Sun Communities, Inc. ............... 131,277 17,545,171
UDR, Inc. ........................ 317,547 12,158,875
UMH Properties, Inc. ................ 68,678 1,052,147
Veris Residential, Inc. ................ 94,132 1,480,696
187,743,518
Retail REITs — 0.4%
Acadia Realty Trust ................. 104,179 1,770,001
Agree Realty Corp. ................. 102,243 6,436,197
Alexander's, Inc. ................... 2,331 497,832
Brixmor Property Group, Inc. ........... 312,531 7,272,596
CBL & Associates Properties, Inc. ........ 36,138 882,490
Federal Realty Investment Trust ......... 77,316 7,967,414
Getty Realty Corp. .................. 58,515 1,709,808
Security
Shares
Shares Value
Retail REITs (continued)
InvenTrust Properties Corp. ............ 82,733 $ 2,096,454
Kimco Realty Corp. ................. 647,808 13,804,788
Kite Realty Group Trust ............... 243,028 5,555,620
Macerich Co. (The) ................. 242,900 3,747,947
NETSTREIT Corp. .................. 73,750 1,316,437
NNN REIT, Inc. .................... 201,736 8,694,822
Phillips Edison & Co., Inc. ............. 122,036 4,451,873
Realty Income Corp. ................. 766,745 44,026,498
Regency Centers Corp. .............. 175,113 11,732,571
Retail Opportunity Investments Corp. ..... 128,800 1,807,064
RPT Realty ....................... 89,767 1,151,711
Saul Centers, Inc. .................. 23,731 931,916
Simon Property Group, Inc. ............ 345,451 49,275,131
SITE Centers Corp. ................. 193,621 2,639,054
Spirit Realty Capital, Inc. .............. 151,094 6,601,297
Tanger, Inc. ....................... 118,392 3,281,826
Urban Edge Properties ............... 124,532 2,278,936
Wheeler REIT, Inc.
(a)
................. 900 275
Whitestone REIT ................... 49,882 613,050
190,543,608
Semiconductors & Semiconductor Equipment — 7.3%
ACM Research, Inc., Class A
(a)(b)
......... 54,352 1,062,038
Advanced Micro Devices, Inc.
(a)
......... 1,710,043 252,077,439
Aehr Test Systems
(a)(b)
................ 29,008 769,582
Allegro MicroSystems, Inc.
(a)
........... 76,603 2,318,773
Alpha & Omega Semiconductor Ltd.
(a)
..... 28,520 743,231
Ambarella, Inc.
(a)
................... 41,197 2,524,964
Amkor Technology, Inc. ............... 110,737 3,684,220
Analog Devices, Inc. ................. 527,409 104,722,331
Applied Materials, Inc. ............... 885,385 143,494,347
Axcelis Technologies, Inc.
(a)(b)
........... 34,445 4,467,172
Broadcom, Inc. .................... 464,559 518,563,984
CEVA, Inc.
(a)
...................... 31,703 719,975
Cirrus Logic, Inc.
(a)
.................. 57,702 4,800,229
Cohu, Inc.
(a)
...................... 50,274 1,779,197
Credo Technology Group Holding Ltd.
(a)
.... 132,993 2,589,374
Diodes, Inc.
(a)(b)
.................... 49,000 3,945,480
Enphase Energy, Inc.
(a)
............... 144,582 19,105,066
Entegris, Inc. ...................... 159,340 19,092,119
First Solar, Inc.
(a)
................... 113,128 19,489,692
FormFactor, Inc.
(a)
.................. 84,423 3,521,283
Ichor Holdings Ltd.
(a)
................. 31,310 1,052,955
Impinj, Inc.
(a)(b)
..................... 25,119 2,261,464
indie Semiconductor, Inc., Class A
(a)(b)
..... 160,798 1,304,072
Intel Corp. ....................... 4,462,248 224,227,962
KLA Corp. ........................ 143,960 83,683,948
Kulicke & Soffa Industries, Inc. .......... 63,026 3,448,783
Lam Research Corp. ................ 139,499 109,263,987
Lattice Semiconductor Corp.
(a)(b)
......... 145,994 10,072,126
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 57,536 5,347,971
Marvell Technology, Inc. .............. 913,188 55,074,368
MaxLinear, Inc.
(a)
................... 80,965 1,924,538
Meta Materials, Inc.
(a)(b)
............... 432 29
Microchip Technology, Inc. ............. 572,066 51,588,912
Micron Technology, Inc. ............... 1,162,185 99,180,868
MKS Instruments, Inc. ............... 67,013 6,893,627
Monolithic Power Systems, Inc. ......... 50,815 32,053,086
Navitas Semiconductor Corp.
(a)(b)
........ 144,106 1,162,935
NVE Corp. ....................... 6,636 520,462
NVIDIA Corp. ..................... 2,614,253 1,294,630,371
NXP Semiconductors NV ............. 273,049 62,713,894
ON Semiconductor Corp.
(a)
............ 455,828 38,075,313
Onto Innovation, Inc.
(a)(b)
.............. 52,394 8,011,043

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
PDF Solutions, Inc.
(a)
................ 34,544 $ 1,110,244
Photronics, Inc.
(a)
................... 75,443 2,366,647
Power Integrations, Inc. .............. 60,153 4,939,163
Qorvo, Inc.
(a)
...................... 101,856 11,470,004
QUALCOMM, Inc. .................. 1,177,988 170,372,404
Rambus, Inc.
(a)
.................... 114,292 7,800,429
Semtech Corp.
(a)
................... 64,882 1,421,565
Silicon Laboratories, Inc.
(a)(b)
............ 33,809 4,471,916
SiTime Corp.
(a)(b)
................... 17,980 2,194,998
Skyworks Solutions, Inc. .............. 167,590 18,840,468
SMART Global Holdings, Inc.
(a)
.......... 51,902 982,505
SolarEdge Technologies, Inc.
(a)(b)
........ 59,739 5,591,570
Synaptics, Inc.
(a)
................... 43,413 4,952,555
Teradyne, Inc. ..................... 163,618 17,755,825
Texas Instruments, Inc. ............... 961,140 163,835,924
Ultra Clean Holdings, Inc.
(a)
............ 47,588 1,624,654
Universal Display Corp. .............. 46,366 8,867,961
Veeco Instruments, Inc.
(a)
............. 59,628 1,850,257
Wolfspeed, Inc.
(a)
................... 132,772 5,776,910
3,638,189,209
Software — 10.7%
8x8, Inc.
(a)(b)
....................... 181,717 686,890
A10 Networks, Inc. .................. 73,465 967,534
ACI Worldwide, Inc.
(a)(b)
............... 121,662 3,722,857
Adeia, Inc. ....................... 111,298 1,378,982
Adobe, Inc.
(a)(b)
..................... 481,873 287,485,432
Agilysys, Inc.
(a)
.................... 21,156 1,794,452
Alarm.com Holdings, Inc.
(a)
............ 52,716 3,406,508
Alkami Technology, Inc.
(a)
............. 54,233 1,315,150
Altair Engineering, Inc., Class A
(a)(b)
....... 60,104 5,057,752
Alteryx, Inc., Class A
(a)(b)
.............. 71,387 3,366,611
American Software, Inc., Class A ........ 51,880 586,244
Amplitude, Inc., Class A
(a)
............. 101,523 1,291,373
ANSYS, Inc.
(a)
..................... 92,376 33,521,403
Appfolio, Inc., Class A
(a)
.............. 22,452 3,889,584
Appian Corp., Class A
(a)(b)
............. 44,197 1,664,459
AppLovin Corp., Class A
(a)
............. 144,461 5,756,771
Asana, Inc., Class A
(a)(b)
............... 93,254 1,772,758
Aspen Technology, Inc.
(a)(b)
............. 30,364 6,684,635
Atlassian Corp., Class A
(a)
............. 163,981 39,004,521
Aurora Innovation, Inc., Class A
(a)(b)
....... 817,845 3,573,983
Autodesk, Inc.
(a)
.................... 226,053 55,039,384
AvePoint, Inc., Class A
(a)(b)
............. 96,669 793,652
Aware, Inc.
(a)
...................... 18 30
Bentley Systems, Inc., Class B
(b)
......... 243,792 12,721,067
BILL Holdings, Inc.
(a)(b)
................ 103,695 8,460,475
Blackbaud, Inc.
(a)
................... 45,170 3,916,239
BlackLine, Inc.
(a)
................... 53,569 3,344,848
Box, Inc., Class A
(a)
................. 153,791 3,938,587
Braze, Inc., Class A
(a)(b)
............... 52,282 2,777,743
C3.ai, Inc., Class A
(a)(b)
............... 100,931 2,897,729
Cadence Design Systems, Inc.
(a)
........ 288,187 78,493,493
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 270,089 3,076,314
Cerence, Inc.
(a)(b)
................... 44,914 883,009
Cleanspark, Inc.
(a)(b)
................. 171,734 1,894,226
Clear Secure, Inc., Class A ............ 96,643 1,995,678
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
134,427 2,692,573
CommVault Systems, Inc.
(a)
............ 47,225 3,770,916
Confluent, Inc., Class A
(a)(b)
............ 237,603 5,559,910
Consensus Cloud Solutions, Inc.
(a)(b)
...... 22,791 597,352
Crowdstrike Holdings, Inc., Class A
(a)
...... 239,237 61,081,991
Datadog, Inc., Class A
(a)(b)
............. 319,809 38,818,416
Digimarc Corp.
(a)(b)
.................. 20,386 736,342
Digital Turbine, Inc.
(a)(b)
............... 93,248 639,681
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(a)
................... 217,020 $ 12,901,839
Dolby Laboratories, Inc., Class A ........ 61,481 5,298,433
Domo, Inc., Class B
(a)
................ 46,731 480,862
DoubleVerify Holdings, Inc.
(a)(b)
.......... 148,130 5,448,221
Dropbox, Inc., Class A
(a)
.............. 273,889 8,074,248
Dynatrace, Inc.
(a)
................... 252,404 13,803,975
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 208,779 916,540
Elastic NV
(a)
...................... 85,962 9,687,917
EngageSmart, Inc.
(a)
................. 53,142 1,216,952
Envestnet, Inc.
(a)
................... 47,342 2,344,376
Everbridge, Inc.
(a)
................... 50,754 1,233,830
Fair Isaac Corp.
(a)
................... 25,995 30,258,440
Five9, Inc.
(a)
...................... 77,584 6,105,085
Fortinet, Inc.
(a)
..................... 676,648 39,604,207
Freshworks, Inc., Class A
(a)(b)
........... 178,757 4,199,002
Gen Digital, Inc. .................... 605,596 13,819,701
Gitlab, Inc., Class A
(a)
................ 92,532 5,825,815
Guidewire Software, Inc.
(a)(b)
............ 87,529 9,544,162
HashiCorp, Inc., Class A
(a)
............. 124,931 2,953,369
HubSpot, Inc.
(a)(b)
................... 53,292 30,938,138
Informatica, Inc., Class A
(a)(b)
........... 41,768 1,185,793
Instructure Holdings, Inc.
(a)(b)
........... 21,234 573,530
Intapp, Inc.
(a)(b)
..................... 37,653 1,431,567
InterDigital, Inc. .................... 29,027 3,150,591
Intuit, Inc. ........................ 296,656 185,418,900
Inuvo, Inc.
(a)(b)
..................... 19,755 8,396
Jamf Holding Corp.
(a)(b)
............... 54,619 986,419
Klaviyo, Inc., Class A
(a)
............... 29,310 814,232
LivePerson, Inc.
(a)
.................. 118,672 449,767
LiveRamp Holdings, Inc.
(a)
............. 69,074 2,616,523
Manhattan Associates, Inc.
(a)
........... 65,060 14,008,719
Marathon Digital Holdings, Inc.
(a)(b)
....... 240,677 5,653,503
Matterport, Inc., Class A
(a)(b)
............ 252,493 679,206
MeridianLink, Inc.
(a)(b)
................ 35,898 889,193
Microsoft Corp. .................... 7,872,037 2,960,200,793
MicroStrategy, Inc., Class A
(a)(b)
.......... 13,366 8,442,233
Mitek Systems, Inc.
(a)
................ 67,911 885,559
Model N, Inc.
(a)(b)
................... 35,109 945,485
N-able, Inc.
(a)
...................... 73,539 974,392
nCino, Inc.
(a)(b)
..................... 69,452 2,335,671
NCR Voyix Corp.
(a)(b)
................. 149,869 2,534,285
Nutanix, Inc., Class A
(a)
............... 260,732 12,434,309
Oblong, Inc.
(a)
..................... 75 15
Olo, Inc., Class A
(a)(b)
................. 139,663 798,872
ON24, Inc. ....................... 92,483 728,766
Oracle Corp. ...................... 1,681,644 177,295,727
PagerDuty, Inc.
(a)(b)
.................. 105,598 2,444,594
Palantir Technologies, Inc., Class A
(a)
..... 2,037,004 34,975,359
Palo Alto Networks, Inc.
(a)
............. 328,968 97,006,084
Pegasystems, Inc. .................. 44,880 2,192,837
PowerSchool Holdings, Inc., Class A
(a)(b)
... 60,189 1,418,053
Procore Technologies, Inc.
(a)
........... 94,751 6,558,664
Progress Software Corp. .............. 47,524 2,580,553
PROS Holdings, Inc.
(a)(b)
.............. 46,221 1,792,913
PTC, Inc.
(a)
....................... 124,345 21,755,401
Q2 Holdings, Inc.
(a)(b)
................. 65,850 2,858,548
Qualys, Inc.
(a)
..................... 38,239 7,505,551
Rapid7, Inc.
(a)
..................... 66,588 3,802,175
Red Violet, Inc.
(a)
................... 24,312 485,511
Remark Holdings, Inc.
(a)
.............. 12 6
RingCentral, Inc., Class A
(a)
............ 95,281 3,234,790
Riot Platforms, Inc.
(a)(b)
............... 223,827 3,462,604
Roper Technologies, Inc. .............. 112,566 61,367,606
Salesforce, Inc.
(a)
................... 1,029,854 270,995,782
Samsara, Inc., Class A
(a)(b)
............. 173,468 5,790,362

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
SEMrush Holdings, Inc., Class A
(a)(b)
...... 54,267 $ 741,287
SentinelOne, Inc., Class A
(a)
............ 258,463 7,092,225
ServiceNow, Inc.
(a)
.................. 216,967 153,285,016
Smartsheet, Inc., Class A
(a)
............ 146,215 6,992,001
SolarWinds Corp.
(a)
................. 62,129 775,991
SoundHound AI, Inc., Class A
(a)(b)
........ 289,646 614,049
Splunk, Inc.
(a)
..................... 165,070 25,148,414
Sprinklr, Inc., Class A
(a)(b)
.............. 118,989 1,432,628
Sprout Social, Inc., Class A
(a)(b)
.......... 51,911 3,189,412
SPS Commerce, Inc.
(a)
............... 38,982 7,556,271
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
Synopsys, Inc.
(a)
................... 161,022 82,911,838
Tenable Holdings, Inc.
(a)
.............. 122,051 5,621,669
Teradata Corp.
(a)
................... 108,657 4,727,666
Tyler Technologies, Inc.
(a)(b)
............ 44,511 18,610,939
UiPath, Inc., Class A
(a)(b)
.............. 430,677 10,698,017
Unity Software, Inc.
(a)(b)
............... 257,758 10,539,725
Varonis Systems, Inc.
(a)
............... 116,746 5,286,259
Verint Systems, Inc.
(a)(b)
............... 80,246 2,169,049
Vertex, Inc., Class A
(a)(b)
............... 45,888 1,236,223
Workday, Inc., Class A
(a)
.............. 218,883 60,424,841
Workiva, Inc., Class A
(a)(b)
............. 51,780 5,257,223
Xperi, Inc.
(a)(b)
..................... 46,038 507,339
Yext, Inc.
(a)
....................... 118,267 696,593
Zeta Global Holdings Corp., Class A
(a)
..... 181,249 1,598,616
Zoom Video Communications, Inc., Class A
(a)
271,896 19,552,041
Zscaler, Inc.
(a)(b)
.................... 94,289 20,890,671
Zuora, Inc., Class A
(a)
................ 137,892 1,296,185
5,280,235,347
Specialized REITs — 1.1%
American Tower Corp. ............... 493,366 106,507,852
Crown Castle, Inc. .................. 458,516 52,816,458
CubeSmart ....................... 235,625 10,921,219
Digital Realty Trust, Inc. .............. 321,305 43,241,227
EPR Properties .................... 84,861 4,111,515
Equinix, Inc. ...................... 99,394 80,050,934
Extra Space Storage, Inc. ............. 223,659 35,859,247
Farmland Partners, Inc. .............. 73,226 913,861
Four Corners Property Trust, Inc. ........ 101,298 2,562,839
Gaming & Leisure Properties, Inc. ....... 285,902 14,109,264
Gladstone Land Corp. ............... 47,310 683,630
Iron Mountain, Inc. .................. 303,830 21,262,023
Lamar Advertising Co., Class A ......... 90,508 9,619,190
National Storage Affiliates Trust ......... 87,479 3,627,754
Outfront Media, Inc. ................. 150,383 2,099,347
PotlatchDeltic Corp. ................. 84,565 4,152,142
Public Storage ..................... 165,594 50,506,170
Rayonier, Inc. ..................... 143,115 4,781,472
Safehold, Inc.
(b)
.................... 63,071 1,475,861
SBA Communications Corp. ........... 113,832 28,878,040
Uniti Group, Inc. ................... 270,946 1,566,068
VICI Properties, Inc. ................. 1,095,885 34,936,814
Weyerhaeuser Co. .................. 774,421 26,926,618
541,609,545
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A
(a)
....... 56,113 4,950,289
Academy Sports & Outdoors, Inc. ........ 79,368 5,238,288
Advance Auto Parts, Inc. .............. 62,080 3,788,742
American Eagle Outfitters, Inc. .......... 199,756 4,226,837
America's Car-Mart, Inc.
(a)(b)
............ 7,411 561,532
Arhaus, Inc., Class A
(a)(b)
.............. 51,551 610,879
Arko Corp. ....................... 88,269 728,219
Asbury Automotive Group, Inc.
(a)(b)
........ 21,678 4,876,900
Security
Shares
Shares Value
Specialty Retail (continued)
AutoNation, Inc.
(a)(b)
................. 28,285 $ 4,247,841
AutoZone, Inc.
(a)
................... 18,702 48,356,078
Bath & Body Works, Inc. .............. 240,907 10,397,546
Best Buy Co., Inc. .................. 204,880 16,038,006
Beyond, Inc.
(a)(b)
.................... 47,216 1,307,411
Boot Barn Holdings, Inc.
(a)(b)
............ 35,307 2,710,165
Buckle, Inc. (The) .................. 32,673 1,552,621
Build-A-Bear Workshop, Inc. ........... 16,063 369,288
Burlington Stores, Inc.
(a)
.............. 68,654 13,351,830
Caleres, Inc. ...................... 39,760 1,221,825
Camping World Holdings, Inc., Class A .... 54,790 1,438,785
CarMax, Inc.
(a)(b)
.................... 166,629 12,787,110
Carvana Co., Class A
(a)(b)
.............. 105,636 5,592,370
Chewy, Inc., Class A
(a)(b)
.............. 129,630 3,063,157
Chico's FAS, Inc.
(a)
.................. 139,287 1,055,796
Children's Place, Inc. (The)
(a)
........... 18,742 435,189
Designer Brands, Inc., Class A .......... 57,548 509,300
Dick's Sporting Goods, Inc. ............ 64,931 9,541,610
EVgo, Inc., Class A
(a)(b)
............... 140,889 504,383
Five Below, Inc.
(a)(b)
.................. 59,259 12,631,648
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 111,857 12,478,767
Foot Locker, Inc. ................... 82,620 2,573,613
GameStop Corp., Class A
(a)(b)
........... 290,718 5,096,287
Gap, Inc. (The) .................... 226,964 4,745,817
Genesco, Inc.
(a)(b)
................... 16,011 563,747
GNC Holdings, Inc., NVS
(a)(d)
........... 83,651 1
Group 1 Automotive, Inc.
(b)
............. 15,373 4,684,768
Guess?, Inc. ...................... 39,030 900,032
Haverty Furniture Cos., Inc. ............ 17,251 612,411
Hibbett, Inc. ...................... 17,047 1,227,725
Home Depot, Inc. (The) .............. 1,058,497 366,822,135
Leslie's, Inc.
(a)(b)
.................... 208,653 1,441,792
Lithia Motors, Inc., Class A ............ 29,336 9,659,758
Lowe's Cos., Inc. ................... 610,820 135,937,991
MarineMax, Inc.
(a)
................... 26,880 1,045,632
Monro, Inc. ....................... 36,801 1,079,741
Murphy USA, Inc. .................. 19,763 7,046,695
National Vision Holdings, Inc.
(a)
......... 84,391 1,766,304
ODP Corp. (The)
(a)
.................. 42,512 2,393,426
O'Reilly Automotive, Inc.
(a)
............. 62,799 59,664,074
Penske Automotive Group, Inc.
(b)
........ 20,982 3,367,821
Petco Health & Wellness Co., Inc.
(a)(b)
..... 138,815 438,655
PetMed Express, Inc. ................ 68,379 516,945
Revolve Group, Inc., Class A
(a)(b)
......... 41,266 684,190
RH
(a)(b)
.......................... 16,802 4,897,447
Ross Stores, Inc. ................... 358,409 49,600,222
Sally Beauty Holdings, Inc.
(a)
........... 111,906 1,486,112
Shoe Carnival, Inc. .................. 25,966 784,433
Signet Jewelers Ltd. ................. 48,462 5,198,034
Sleep Number Corp.
(a)(b)
.............. 25,493 378,061
Sonic Automotive, Inc., Class A ......... 17,580 988,172
Stitch Fix, Inc., Class A
(a)(b)
............. 146,604 523,376
TJX Cos., Inc. (The) ................. 1,210,918 113,596,218
Tractor Supply Co. .................. 114,899 24,706,732
Ulta Beauty, Inc.
(a)
.................. 52,130 25,543,179
Upbound Group, Inc. ................ 55,191 1,874,838
Urban Outfitters, Inc.
(a)
............... 62,229 2,220,953
Valvoline, Inc.
(a)
.................... 146,756 5,515,091
Victoria's Secret & Co.
(a)
.............. 89,532 2,376,179
Warby Parker, Inc., Class A
(a)
........... 99,201 1,398,734
Wayfair, Inc., Class A
(a)(b)
.............. 96,437 5,950,163
Williams-Sonoma, Inc. ............... 67,454 13,610,868
Winmark Corp. .................... 2,925 1,221,334

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Zumiez, Inc.
(a)
..................... 28,651 $ 582,761
1,059,294,879
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 15,481,446 2,980,642,798
Corsair Gaming, Inc.
(a)
............... 45,908 647,303
Dell Technologies, Inc., Class C ......... 269,221 20,595,406
Diebold Nixdorf, Inc.
(a)(b)
............... 39,478 1,142,888
Hewlett Packard Enterprise Co. ......... 1,357,783 23,055,155
HP, Inc. ......................... 920,039 27,683,974
IonQ, Inc.
(a)(b)
...................... 182,369 2,259,552
NetApp, Inc. ...................... 222,604 19,624,769
Pure Storage, Inc., Class A
(a)
........... 316,803 11,297,195
Quantum Corp.
(a)(b)
.................. 108 38
Seagate Technology Holdings plc ........ 207,936 17,751,496
Super Micro Computer, Inc.
(a)(b)
.......... 48,653 13,830,102
Western Digital Corp.
(a)
............... 349,917 18,325,153
Xerox Holdings Corp. ................ 122,617 2,247,570
3,139,103,399
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
................ 123,832 6,221,320
Carter's, Inc. ...................... 41,280 3,091,459
Columbia Sportswear Co. ............. 38,469 3,059,824
Crocs, Inc.
(a)
...................... 64,795 6,052,501
Deckers Outdoor Corp.
(a)
.............. 27,360 18,288,245
Figs, Inc., Class A
(a)(b)
................ 137,813 957,800
G-III Apparel Group Ltd.
(a)
............. 46,667 1,585,745
Hanesbrands, Inc.
(a)
................. 377,328 1,682,883
Jerash Holdings US, Inc. .............. 1,955 6,002
Kontoor Brands, Inc. ................. 53,025 3,309,821
Levi Strauss & Co., Class A ............ 101,338 1,676,131
Lululemon Athletica, Inc.
(a)
............. 121,874 62,312,957
Movado Group, Inc. ................. 21,362 644,064
NIKE, Inc., Class B ................. 1,295,509 140,653,412
Oxford Industries, Inc. ............... 16,472 1,647,200
PVH Corp. ....................... 63,563 7,762,314
Ralph Lauren Corp., Class A ........... 41,445 5,976,369
Skechers USA, Inc., Class A
(a)
.......... 139,150 8,674,611
Steven Madden Ltd. ................. 78,662 3,303,804
Tapestry, Inc. ...................... 244,043 8,983,223
Under Armour, Inc., Class A
(a)
........... 197,859 1,739,180
Under Armour, Inc., Class C, NVS
(a)(b)
..... 204,748 1,709,646
VF Corp. ........................ 358,499 6,739,781
Wolverine World Wide, Inc. ............ 86,217 766,469
296,844,761
Tobacco — 0.5%
22nd Century Group, Inc.
(a)(b)
........... 138,312 25,754
Altria Group, Inc. ................... 1,871,938 75,513,979
Philip Morris International, Inc. .......... 1,643,082 154,581,155
Turning Point Brands, Inc. ............. 25,064 659,684
Universal Corp. .................... 25,849 1,740,155
Vector Group Ltd. .................. 145,587 1,642,221
234,162,948
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A .............. 112,389 4,713,595
Alta Equipment Group, Inc., Class A ...... 44,703 552,976
Applied Industrial Technologies, Inc. ...... 40,330 6,964,588
Beacon Roofing Supply, Inc.
(a)
.......... 61,550 5,356,081
BlueLinx Holdings, Inc.
(a)
.............. 9,106 1,031,801
Boise Cascade Co. ................. 41,097 5,316,308
Core & Main, Inc., Class A
(a)
............ 144,730 5,848,539
Custom Truck One Source, Inc.
(a)
........ 102,485 633,357
Distribution Solutions Group, Inc.
(a)(b)
...... 17,874 564,103
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc.
(a)
............... 18,201 $ 613,374
Fastenal Co. ...................... 603,496 39,088,436
Ferguson plc ...................... 214,386 41,391,505
FTAI Aviation Ltd. ................... 110,056 5,106,598
GATX Corp. ...................... 37,753 4,538,666
Global Industrial Co. ................. 19,087 741,339
GMS, Inc.
(a)(b)
...................... 44,024 3,628,898
H&E Equipment Services, Inc. .......... 35,381 1,851,134
Herc Holdings, Inc. .................. 30,640 4,561,990
Hudson Technologies, Inc.
(a)
........... 51,509 694,856
McGrath RentCorp .................. 28,751 3,439,195
MRC Global, Inc.
(a)
.................. 107,143 1,179,644
MSC Industrial Direct Co., Inc., Class A .... 49,933 5,056,215
NOW, Inc.
(a)
...................... 112,308 1,271,326
Rush Enterprises, Inc., Class A ......... 55,009 2,766,953
Rush Enterprises, Inc., Class B ......... 22,652 1,200,103
SiteOne Landscape Supply, Inc.
(a)(b)
....... 47,331 7,691,287
Titan Machinery, Inc.
(a)
............... 25,778 744,469
Transcat, Inc.
(a)(b)
................... 9,143 999,604
United Rentals, Inc. ................. 71,740 41,137,151
Watsco, Inc. ...................... 35,264 15,109,566
WESCO International, Inc. ............. 47,345 8,232,349
WW Grainger, Inc. .................. 46,872 38,842,358
Xometry, Inc., Class A
(a)(b)
............. 48,515 1,742,174
262,610,538
Water Utilities — 0.1%
American States Water Co. ............ 38,540 3,099,387
American Water Works Co., Inc. ......... 207,483 27,385,681
Artesian Resources Corp., Class A, NVS ... 14,474 599,947
California Water Service Group ......... 62,177 3,225,121
Consolidated Water Co. Ltd. ........... 15,049 535,744
Essential Utilities, Inc. ................ 265,988 9,934,652
Middlesex Water Co. ................ 19,574 1,284,446
SJW Group ....................... 29,820 1,948,737
York Water Co. (The) ................ 21,829 843,036
48,856,751
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 72,788 737,343
Telephone & Data Systems, Inc. ......... 110,809 2,033,345
T-Mobile US, Inc. ................... 538,958 86,411,136
United States Cellular Corp.
(a)(b)
......... 15,082 626,506
89,808,330
Total Common Stocks — 99.8%
(Cost: $36,335,281,608) ........................... 49,352,343,381
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 10,516
Contra Miragen Therape, CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
Disc Medicine, Inc., CVR
(b)(d)
........... 47,740 1
Gyre Therapeutics, Inc., CVR
(d)
......... 7,839 —
Neurogene, Inc., CVR
(d)
.............. 10 —
Oncternal Therapeutics, Inc., CVR
(b)(d)
..... 722 740
Qualigen Therapeutics, Inc., CVR
(b)(d)
..... 14,465 978
Spyre Therapeutics, Inc., CVR .......... 33,740 506
Sting Agonist, CVR
(d)
................ 11,084 3,768
Sting Antagonist, CVR
(d)
.............. 11,084 4,434
21,920

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Broadline Retail — 0.0%
Groupon, Inc.(Expires 01/17/24, Strike Price
USD 11.30)
(a)(b)
.................. 41,275 $ 14,130
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 2,723
Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)(d)
........ 167,980 2
Contra Spectrum Pharmaals, Inc., CVR
(d)
... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR
(d)
........ 43 23
10,358
Total Rights — 0.0%
(Cost: $14,272) ................................ 49,168
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)
........................... 19,965 —
Pharmaceuticals — 0.0%
Cassava Sciences, Inc. (Issued/Exercisable
12/22/23, 1 Share for 1 Warrant, Expires
11/15/24, Strike Price USD 11.50)
(a)
.... 17,652 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.8%
(Cost: $36,335,295,880) ........................... 49,352,392,549
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(e)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 877,655,129 $ 878,269,488
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 49,251,005 49,251,005
Total Short-Term Securities — 1.9%
(Cost: $926,634,083) ............................. 927,520,493
Total Investments — 101.7%
(Cost: $37,261,929,963 ) ........................... 50,279,913,042
Liabilities in Excess of Other Assets — (1.7)% ............ (826,870,331)
Net Assets — 100.0% ..............................
$ 49,453,042,711
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $99,935, representing less than 0.05% of its net assets as of period end, and an original cost of $526,996.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,047,232,697 $ — $ (169,305,900)
(a)
$ 49,311 $ 293,380 $ 878,269,488 877,655,129 $ 7,045,988
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 84,512,098 — (35,261,093)
(a)
— — 49,251,005 49,251,005 3,426,445 —
BlackRock, Inc. .......... 101,971,881 5,526,456 (8,191,503) (1,496,439) 22,630,688 120,441,083 148,363 2,270,900 —
$ (1,447,128) $ 22,924,068 $ 1,047,961,576 $ 12,743,333 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 332 03/15/24 $ 80,012 $ 2,267,396
S&P Midcap 400 E-Mini Index ................................................. 42 03/15/24 11,800 467,058
$ 2,734,454
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,346,878,972 $ 5,464,407 $ 2 $ 49,352,343,381
Rights ................................................ — 15,616 33,552 49,168
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 927,520,493 — — 927,520,493
$ 50,274,399,465 $ 5,480,023 $ 33,554 $ 50,279,913,042
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,734,454 $ — $ — $ 2,734,454
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust